UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
			811-4927; 811-4623; 811--3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  MARCH 31, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal                                                                  Interest
        Amount     Security                                                        Rate +               Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL INVESTMENTS--98.1%
                   Alabama--6.8%
         $450M     Birmingham GO Bonds, 12/1/2006 (AMBAC Ins.)                    3.30 %             $455,014
          500M     Mobile Industrial Dev. Board Facs. Rev. Bonds, VR,
                      (CO; Kimberly-Clark Corp.)                                  3.20                500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      955,014
--------------------------------------------------------------------------------------------------------------
                   Arizona--8.2%
          350M     Arizona School Facs. Brd. COP, 9/1/2006
                      (FGIC Ins.)                                                 3.40                352,273
          300M     Casa Grande Industrial Dev. Auth. Multi-Family Hsg.
                      Rev. Bonds, VR, (Fannie Mae Liquidity Fac.)                 3.21                300,000
          500M     Yuma Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                      (Fannie Mae Liquidity Fac.)                                 3.18                500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,152,273
--------------------------------------------------------------------------------------------------------------
                   Colorado--5.0%
          200M     Colorado Hsg. & Fin. Auth. Rev. Bonds, VR,
                      (Fannie Mae Collateral Agreement)                           3.19                200,000
          500M     University of Colorado Hospital Auth. Rev. Bonds, VR,
                      (LOC; Citibank)                                             3.18                500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      700,000
--------------------------------------------------------------------------------------------------------------
                   Connecticut--1.8%
          250M     Connecticut State Special Tax Oblig. Rev. Bonds, 9/1/2006
                      (FSA Ins.)                                                  3.25                250,767
--------------------------------------------------------------------------------------------------------------
                   Florida--3.6%
          500M     Florida State Board of Ed. Capital Outlay GO Bonds,
                      6/1/2006* (U.S. Govt. Securities)                           2.56                506,997
--------------------------------------------------------------------------------------------------------------
                   Georgia--5.7%
          400M     Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                      (LOC; Fannie Mae)                                           3.19                400,000
          200M     Roswell Housing Auth. Multi-Family Rev. Bonds, VR,
                      (Fannie Mae Liquidity Fac.)                                 3.18                200,000
          200M     Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR,
                      (LOC; Wachovia Bank)                                        3.18                200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
--------------------------------------------------------------------------------------------------------------
                   Kentucky--7.1%
          600M     Fort Mitchell League of Cities Lease Rev. Bonds,
                      VR, (LOC; U.S. Bank, NA)                                    3.19                600,000
          400M     Newport League of Cities Lease Rev. Bonds, VR,
                      (LOC; U.S. Bank, NA)                                        3.19                400,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,000,000
--------------------------------------------------------------------------------------------------------------
                   Michigan--5.1%
          715M     Michigan State Hospital Fin. Auth. Rev. Bonds, 5/15/2006
                     (AMBAC Ins.) (U.S. Govt. Securities)                         3.20                715,931
--------------------------------------------------------------------------------------------------------------
                   New Jersey--6.7%
          700M     New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR,
                      (LOC; JPMorgan Chase & Co.)                                 3.15                700,000
          250M     New Jersey State GO Bonds, 5/1/2006 (U.S. Govt. Securities)    2.80                250,449
--------------------------------------------------------------------------------------------------------------
                                                                                                      950,449
--------------------------------------------------------------------------------------------------------------
                   North Carolina--4.4%
          600M     Charlotte Water & Sewer GO Bonds, 5/1/2006*
                      (U.S. Govt. Securities)                                     3.20                613,084
--------------------------------------------------------------------------------------------------------------
                   Ohio--10.1%
          600M     Lucas County Facs. Improvement Rev. Bonds, VR,
                      (LOC; Fifth Third Bank)                                     3.17                600,000
          360M     Ohio State Special Oblig. Elem. & Secondary Ed. Cap.
                      Facs. Rev. Bonds, 6/1/2006 (AMBAC Ins.)                     2.90                361,249
          468M     Warren County Health Care Facs. Rev. Bonds, VR,
                      (LOC; Fifth Third Bank)                                     3.22                468,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,429,249
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--11.0%
          615M     Bethlehem Area School District GO Bonds, 9/1/2006
                      (FGIC Ins.)                                                 3.30                620,524
          600M     Delaware County. Indl. Dev. Auth. Arpt. Rev. Bonds, VR,
                      (CO; United Parcel Service, Inc.)                           3.14                600,000
          325M     Philadelphia Water & Wastewater Rev. Bonds, 6/15/2006
                      (FSA Ins.)                                                  3.18                326,528
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,547,052
--------------------------------------------------------------------------------------------------------------
                   Rhode Island--2.1%
          300M     Rhode Island State Hlth. & Ed. Building Corp. Rev. Bonds,
                      VR, (LOC; Bank of New York)                                 3.13                300,000
--------------------------------------------------------------------------------------------------------------
                   Tennessee--1.8%
          250M     Oak Ridge Electric Sys. Rev. Bonds, 6/1/2006 (AMBAC Ins.)      2.90                250,041
--------------------------------------------------------------------------------------------------------------
                   Texas--2.0%
          285M     Tarrant County Housing Rev. Bonds, VR,
                      (Fannie Mae Collateral Agreement)                           3.19                285,000
--------------------------------------------------------------------------------------------------------------
                   Utah--1.8%
          250M     Intermountain Power Agy. Power Supply Rev. Bonds,
                      7/1/2006 (MBIA Ins.) (U.S. Treasury Obligations)            3.20                251,732
--------------------------------------------------------------------------------------------------------------
                   Virginia--2.8%
          400M     Alexandria Industrial Dev. Auth. Rev. Bonds, VR,
                      (LOC; Bank of America)                                      3.18                400,000
--------------------------------------------------------------------------------------------------------------
                   Washington--3.2%
          200M     Lake Tapps Parkway Properties Special Rev. Bonds, VR,
                      (LOC; U.S. Bank, NA)                                        3.22                200,000
          250M     Seattle Housing Auth. Rev. Bonds, VR,
                      (LOC; U.S. Bank, NA)                                        3.21                250,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      450,000
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--5.0%
          200M     Milwaukee County GO Bonds, 12/1/2006
                      (FSA Ins.)                                                  3.47                200,032
          500M     Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds, VR,
                      (LOC; JPMorgan Chase & Co.)                                 3.19                500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      700,032
--------------------------------------------------------------------------------------------------------------
                   Wyoming--3.9%
          550M     Lincoln County Pollution Ctl. Rev. Bonds, VR,
                     (CO; ExxonMobil Corp.)                                       3.12                550,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,807,621)++                         98.1%            13,807,621
Other Assets, Less Liabilities                                                     1.9                265,563
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%           $14,073,184
==============================================================================================================

 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at March 31, 2006. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

++ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98%
                   Alabama--4.9%
       $1,000M     Birmingham Series "A" 5 1/2% 4/1/2013                                           $1,093,750
        1,555M     Oxford GO Wts. Series "A" 5% 5/1/2011                                            1,644,413
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,738,163
--------------------------------------------------------------------------------------------------------------
                   Arizona--7.6%
        2,000M     Arizona St. Trans. Brd. Rev. Series "B" 5% 7/1/2012                              2,130,000
        1,000M     Downtown Phoenix Hotel Corp. Rev. Series "A" 5% 7/1/2012                         1,065,000
        1,000M     Univ. of Arizona COP Series "A" 5 1/4% 6/1/2009                                  1,046,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,241,250
--------------------------------------------------------------------------------------------------------------
                   California--14.7%
        1,000M     California St. Wtr. & Pwr. Rev. Series "A" 5 1/4% 5/1/2010                       1,061,250
        2,500M     Los Angeles Cnty. Pub. Wks. (Calabasas Landfill) 5% 6/1/2020                     2,603,125
        1,240M     Los Angeles Wtr. & Pwr. Rev. Series "A" 5 1/4% 7/1/2018                          1,322,150
        3,000M     San Francisco Bldg. Auth. Rev. Series "A" 5% 12/1/2011                           3,206,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,192,775
--------------------------------------------------------------------------------------------------------------
                   Colorado--1.9%
        1,000M     Colorado St. Dept. of Corrections COP 5% 3/1/2014                                1,061,250
--------------------------------------------------------------------------------------------------------------
                   District of Columbia--1.9%
        1,000M     District of Columbia COP 5 1/4% 1/1/2010                                         1,050,000
--------------------------------------------------------------------------------------------------------------
                   Florida--1.9%
        1,000M     Jacksonville St. Johns River Pwr. Pk. Sys. Rev. 5% 10/1/2012                     1,062,500
--------------------------------------------------------------------------------------------------------------
                   Indiana--7.1%
        1,310M     Indiana St. Fin. Auth. Rev. (Indianapolis Archdiocese)
                     Series "A" 5% 7/1/2013 (when-issued)                                           1,391,875
        1,000M     New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*                       1,105,000
        1,375M     Plainfield Community Sch. Bldg. Corp. 5% 1/15/2014                               1,462,656
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,959,531
--------------------------------------------------------------------------------------------------------------
                   Kentucky--1.9%
        1,000M     Kentucky Asset/Liability Community Gen. Fund Rev. Series "A"
                     5% 7/15/2009                                                                   1,042,500
--------------------------------------------------------------------------------------------------------------
                   Louisiana--.6%
          300M     New Orleans GO 5 1/8% 12/1/2010                                                    316,125
--------------------------------------------------------------------------------------------------------------
                   Michigan--10.4%
        1,130M     Michigan Muni. Bond Auth. Rev. Series "A" 5% 5/1/2019                            1,192,150
        1,000M     River Rouge School District GO 5% 5/1/2019                                       1,056,250
        2,300M     Rochester Cmnty. School District GO 5% 5/1/2013                                  2,455,250
        1,000M     Wyandotte City School District GO 5% 5/1/2014                                    1,072,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,776,150
--------------------------------------------------------------------------------------------------------------
                   Minnesota--2.0%
        1,035M     Bloomington Ind. School District GO #271, 5% 2/1/2016                            1,095,806
--------------------------------------------------------------------------------------------------------------
                   Mississippi--4.2%
        1,000M     Gulfport GO 5% 3/1/2010                                                          1,047,500
        1,200M     Mississippi Dev. Bank Harrison Cnty. Hwy. Rev. 5% 1/1/2012                       1,266,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,313,500
--------------------------------------------------------------------------------------------------------------
                   New Jersey--5.7%
        1,000M     Jersey City School Improvement Series "B"  5% 3/1/2010                           1,048,750
                   New Jersey State Educ. Facs. Auth. Revenue:
        1,000M       Richard Stockton College Series "F" 5% 7/1/2014                                1,067,500
        1,000M       William Paterson University Series "E" 5% 7/1/2013                             1,065,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,181,250
--------------------------------------------------------------------------------------------------------------
                   New York--8.0%
        2,225M     New York City GO 5 1/8% 6/1/2018                                                 2,352,938
                   New York State Dorm. Auth. Revenue:
        1,000M       Personal Income Tax 5% 3/15/2012                                               1,066,250
        1,000M       Student Hsg. Corp. 5% 7/1/2010                                                 1,052,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,471,688
--------------------------------------------------------------------------------------------------------------
                   North Carolina--3.8%
        1,040M     Buncombe Cnty. Met. Swr. Sys. Rev. 5% 7/1/2018                                   1,105,000
        1,000M     North Carolina Pwr. Agy. (Catawba Electric) Revenue
                     Series "A" 5% 1/1/2017                                                         1,036,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,141,250
--------------------------------------------------------------------------------------------------------------
                   Ohio--5.7%
        2,000M     Lakewood City School District GO 5% 12/1/2018                                    2,107,500
        1,000M     Ohio State Bldg. Adult Correction Facs. 5 1/2% 10/1/2008                         1,043,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,151,250
--------------------------------------------------------------------------------------------------------------
                   Oklahoma--.4%
          215M     Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                221,181
--------------------------------------------------------------------------------------------------------------
                   Oregon--1.9%
        1,000M     Yamhill County School District #29J (Newberg) GO 5% 6/15/2010                    1,050,000
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--.3%
          150M     Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/4% 10/1/2010                          159,563
--------------------------------------------------------------------------------------------------------------
                   Rhode Island--1.9%
        1,000M     Rhode Island St. Econ. Dev. Trans. Rev. Series "A" 5% 6/15/2014                  1,073,750
--------------------------------------------------------------------------------------------------------------
                   Tennessee--2.0%
        1,025M     Washington County Sch. & Pub. Improvement GO 5% 4/1/2013                         1,095,468
--------------------------------------------------------------------------------------------------------------
                   Texas--1.9%
        1,000M     Austin Airport Sys. Rev. 5 1/4% 11/15/2016                                       1,071,250
--------------------------------------------------------------------------------------------------------------
                   Virginia--5.4%
        2,835M     Virginia St. Pub. Bldg. Auth. Rev. Series "A" 5% 8/1/2016                        3,008,644
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--1.9%
        1,000M     Wisconsin State Petroleum Ins. Fee Rev. Series "1" 5% 7/1/2011                   1,055,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $54,539,449)                                        98.0%     54,529,844
Other Assets, Less Liabilities                                                            2.0       1,102,689
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $55,632,533
==============================================================================================================


                                                                    Expiration     Notional        Unrealized
Interest Rate Swap                                                        Date       Amount      Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.                     6/5/2011       $2,800 M         $26,143
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$54,539,449.  Accumulated net unrealized depreciation on investments was $9,605, consisting of $158,888 gross unrealized appreciation and $168,493 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.1%
                   Alabama--.8%
       $5,835M     Alabama Water Pollution Control Auth. 6% 8/15/2014                              $6,236,156
--------------------------------------------------------------------------------------------------------------
                   Arizona--2.0%
        8,550M     Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                            9,479,812
        5,000M     Phoenix Civic Improvement Corp. 5% 7/1/2030                                      5,218,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   14,698,562
--------------------------------------------------------------------------------------------------------------
                   California--6.8%
                   California State General Obligations:
       10,000M        5% 6/1/2027                                                                  10,400,000
        5,000M        5% 11/1/2030                                                                  5,143,750
        2,000M     Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                  2,175,000
                   Dublin Unified School Dist. GO Series "A":
        2,400M        5% 8/1/2027                                                                   2,499,000
        2,600M        5% 8/1/2028                                                                   2,704,000
       12,000M     Golden State Tobacco Sec. Rev. Series "A" 5% 6/1/2035                           12,360,000
       10,000M     Los Angeles Community College Dist. GO Series "A"
                      5 1/2% 8/1/2011*                                                             10,875,000
        4,175M     Los Angeles Dept. of Wtr. & Pwr. Inverse Floater Rate 7.059% 7/1/2038***         4,420,281
--------------------------------------------------------------------------------------------------------------
                                                                                                   50,577,031
--------------------------------------------------------------------------------------------------------------
                   Connecticut--4.4%
        9,890M     Connecticut State GO Series "C" 5% 4/1/2023                                     10,396,862
                   Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
        6,250M        Connecticut State Univ. Sys. Inverse Floater Rate 6.719% 11/1/2033***         6,648,437
        5,175M        Danbury Hospital 4 3/4% 7/1/2034                                              5,226,750
        9,000M     Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                      6 1/8%  9/1/2012                                                              9,978,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,250,799
--------------------------------------------------------------------------------------------------------------
                   District of Columbia--.8%
        5,000M     Washington DC GO Series "B" 6% 6/1/2021                                          5,943,750
--------------------------------------------------------------------------------------------------------------
                   Florida--.2%
        1,220M     West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                               1,413,675
--------------------------------------------------------------------------------------------------------------
                   Georgia--11.2%
       15,000M     Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                16,087,500
        9,040M     Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019                      9,966,600
        2,540M     Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                      (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                        2,730,500
                   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
       20,450M        6 1/4% 7/1/2011                                                              22,495,000
       28,305M        6% 7/1/2013                                                                  31,949,269
--------------------------------------------------------------------------------------------------------------
                                                                                                   83,228,869
--------------------------------------------------------------------------------------------------------------
                   Hawaii--1.7%
                   Hawaii State General Obligations:
        5,500M        6% 10/1/2009                                                                  5,912,500
        6,000M        6% 10/1/2010                                                                  6,547,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   12,460,000
--------------------------------------------------------------------------------------------------------------
                   Illinois--12.6%
                   Chicago Board of Education Lease Certificates of Participation Series "A":
        5,000M        6% 1/1/2016                                                                   5,743,750
       36,200M        6% 1/1/2020                                                                  41,856,250
                   Illinois Development Fin. Auth. Revenue (Rockford School #205):
        5,000M        6.6% 2/1/2010                                                                 5,500,000
        3,000M        6.65% 2/1/2011                                                                3,375,000
                   Illinois State First Series General Obligations:
        5,250M        6 1/8% 1/1/2010*                                                              5,696,250
        4,500M        5 1/2% 2/1/2016                                                               4,854,375
        8,000M        5 1/2% 5/1/2017                                                               8,530,000
       12,000M        5 1/2% 5/1/2018                                                              12,780,000
        4,000M     Regional Transportation Auth. 7 3/4% 6/1/2019                                    5,210,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   93,545,625
--------------------------------------------------------------------------------------------------------------
                   Kansas--.4%
        2,475M     Wyandotte County Unified Sch. Dist. #500 GO 5% 9/1/2020                          2,635,875
--------------------------------------------------------------------------------------------------------------
                   Louisiana--2.1%
       10,000M     Ernest N. Morial (New Orleans LA Exhibit Hall) Auth. Spl. Tax
                      5% 7/15/2033                                                                 10,212,500
       10,850M     Regional Trans. Auth. Zero Coupon 12/1/2021                                      5,018,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,230,625
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--4.4%
       10,025M     Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                      10,814,468
       20,550M     Massachusetts State GO 6% 8/1/2009                                              22,039,875
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,854,343
--------------------------------------------------------------------------------------------------------------
                   Michigan--2.3%
       10,000M     Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012               11,037,500
        4,500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                      6.95% 9/1/2022                                                                5,872,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,910,000
--------------------------------------------------------------------------------------------------------------
                   Minnesota--1.8%
                   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C":
        3,380M        5 1/2% 1/1/2017                                                               3,612,375
        3,315M        5 1/2% 1/1/2018                                                               3,538,763
        5,770M        5 1/2% 1/1/2019                                                               6,152,263
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,303,401
--------------------------------------------------------------------------------------------------------------
                   Missouri--2.7%
                   Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
        6,840M        6 3/4% 5/15/2010                                                              7,609,500
       10,175M        6 3/4% 5/15/2011                                                             11,548,625
        1,000M     St. Louis Airport Revenue Series "A" 5 5/8% 7/1/2011*                            1,090,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   20,248,125
--------------------------------------------------------------------------------------------------------------
                   Nevada--5.6%
                   Clark County Nevada Bond Bank General Obligations:
        8,195M        5 1/2% 6/1/2017                                                               8,768,650
        8,645M        5 1/2% 6/1/2018                                                               9,239,343
        5,165M        5% 6/1/2032                                                                   5,300,581
        6,000M     Las Vegas New Convention & Visitors Auth. Revenue
                      5 3/4% 7/1/2009*                                                              6,435,000
                   Truckee Meadows Nevada Water Authority Revenue:
        6,115M        5 1/2% 7/1/2017                                                               6,504,831
        2,605M        5 1/2% 7/1/2018                                                               2,767,813
        2,500M        5 1/2% 7/1/2019                                                               2,650,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   41,666,218
--------------------------------------------------------------------------------------------------------------
                   New Jersey--3.9%
        4,000M     Monroe Twp. Middlesex Cnty. Bd. Of Educ. GO 4 3/4% 4/1/2036 (when-issued)        4,035,000
       10,000M     New Jersey State Trans. Corp. COP Fed. Trans. Admin. Grants Series "A"
                      5 3/4% 9/15/2009*                                                            10,637,500
       13,500M     New Jersey State Turnpike Auth. Inverse Floater Rate 6.709% 1/1/2035***         14,310,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   28,982,500
--------------------------------------------------------------------------------------------------------------
                   New Mexico--1.5%
       10,000M     New Mexico Fin. Auth. State Trans. Rev. Series "A"
                      5 1/4% 6/15/2021                                                             10,762,500
--------------------------------------------------------------------------------------------------------------
                   New York--8.6%
                   New York City General Obligations:
        5,000M        Series "C" 5 1/2% 3/15/2015                                                   5,406,250
        3,275M        Series "G" 5 5/8% 8/1/2020                                                    3,565,656
       22,250M     New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                      26,616,563
                   New York State Dorm. Auth. Rev. (New York University):
        5,000M        5 7/8% 5/15/2017                                                              5,775,000
       10,000M        Series "A" 5 3/4% 7/1/2027                                                   11,837,500
        5,185M     New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                           5,297,618
        5,000M     Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                      5 3/4% 10/15/2013                                                             5,381,250
--------------------------------------------------------------------------------------------------------------
                                                                                                   63,879,837
--------------------------------------------------------------------------------------------------------------
                   North Carolina--3.1%
        3,030M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                3,230,737
                   North Carolina Municipal Pwr. Agy. (Catawba Elec.):
        8,950M        6% 1/1/2010                                                                   9,666,000
        8,945M        6% 1/1/2011                                                                   9,828,319
--------------------------------------------------------------------------------------------------------------
                                                                                                   22,725,056
--------------------------------------------------------------------------------------------------------------
                   North Dakota--1.6%
       10,500M     Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                      7.2% 6/30/2013                                                               12,075,000
--------------------------------------------------------------------------------------------------------------
                   Ohio--.9%
        6,000M     Jefferson County Jail Construction GO 5 3/4% 12/1/2019                           6,960,000
--------------------------------------------------------------------------------------------------------------
                   Oklahoma--.8%
                   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
        2,330M        6% 8/15/2009*                                                                 2,513,488
        3,210M        6% 8/15/2017                                                                  3,454,763
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,968,251
--------------------------------------------------------------------------------------------------------------
                   Oregon--.8%
                   Portland Urban Renewal & Redev. South Park Blocks Series "A":
        2,695M        5 3/4% 6/15/2015                                                              2,924,075
        2,630M        5 3/4% 6/15/2016                                                              2,850,263
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,774,338
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--2.6%
        4,925M     Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                      5 1/2% 12/1/2019                                                              5,405,188
       12,050M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                             13,706,875
--------------------------------------------------------------------------------------------------------------
                                                                                                   19,112,063
--------------------------------------------------------------------------------------------------------------
                   South Dakota--.5%
        3,855M     South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                      7 5/8% 1/1/2008*                                                              4,081,481
--------------------------------------------------------------------------------------------------------------
                   Tennessee--.5%
        3,500M     Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                      Series "A" 5 1/2% 11/1/2016                                                   3,841,250
--------------------------------------------------------------------------------------------------------------
                   Texas--7.7%
       16,000M     Austin Utilities Systems Rev. 6% 11/15/2013                                     17,760,000
        5,000M     Harris County Inverse Floater Rate 7.216% 8/15/2035***                           5,481,250
                   Harris County Toll Road Sub. Liens General Obligations Series "A":
       11,065M        6 1/2% 8/15/2012                                                             12,669,425
        7,305M        6 1/2% 8/15/2013                                                              8,455,537
                   Houston Water Conveyance System Certificates of Participation:
        4,705M        6 1/4% 12/15/2013                                                             5,398,987
        6,035M        6 1/4% 12/15/2015                                                             7,045,863
--------------------------------------------------------------------------------------------------------------
                                                                                                   56,811,062
--------------------------------------------------------------------------------------------------------------
                   Utah--.3%
        1,590M     Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                2,076,938
--------------------------------------------------------------------------------------------------------------
                   Virginia--.5%
        3,310M     Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                3,421,713
--------------------------------------------------------------------------------------------------------------
                   Washington--2.4%
                   Snohomish County Washington Ltd. Tax General Obligations:
        7,975M        5 1/2% 12/1/2017                                                              8,543,219
        8,410M        5 1/2% 12/1/2018                                                              8,998,700
--------------------------------------------------------------------------------------------------------------
                                                                                                   17,541,919
--------------------------------------------------------------------------------------------------------------
                   Wisconsin--3.6%
       12,000M     Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                      6.9% 8/1/2021                                                                15,345,000
       10,745M     Wisconsin State Series "E" 5% 5/1/2025                                          11,241,956
--------------------------------------------------------------------------------------------------------------
                                                                                                   26,586,956
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $674,837,765)                                      99.1%     733,803,918
Other Assets, Less Liabilities                                                            .9        6,514,896
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%    $740,318,814
==============================================================================================================


                                                                    Expiration     Notional        Unrealized
Interest Rate Swaps                                                       Date       Amount      Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.                     6/5/2011      $38,000 M        $354,801
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.674% with Citibank, N.A.                            1/3/2013       52,000 M         553,440
--------------------------------------------------------------------------------------------------------------
                                                                                    $90,000 M        $908,241
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$674,837,765.  Accumulated net unrealized appreciation on investments was $58,966,153 consisting of $59,153,828 gross unrealized appreciation and $187,675 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--92.7%
                   Alabama--3.9%
         $250M     Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                   $257,613
                   Orange Beach Sewer Revenue:
        1,370M        5% 2/1/2022                                                                   1,433,362
        1,440M        5% 2/1/2023                                                                   1,503,000
        1,365M        5% 2/1/2024                                                                   1,421,306
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,615,281
--------------------------------------------------------------------------------------------------------------
                   Alaska--.9%
        1,000M     Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*                           1,108,750
--------------------------------------------------------------------------------------------------------------
                   Arizona--1.0%
        1,075M     Pinal Cnty. Sch. Dist. #43 Apache Jct. GO Series "A" 5% 7/1/2022                 1,127,406
--------------------------------------------------------------------------------------------------------------
                   Arkansas--2.9%
        3,250M     Arkansas State University Rev. Series "B" 5% 12/1/2030                           3,367,813
--------------------------------------------------------------------------------------------------------------
                   California--8.4%
        5,000M     California State GO 5% 6/1/2027                                                  5,200,000
        2,550M     Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                              2,648,812
        2,000M     Golden State Tobacco Sec. Rev. Series "A" 5% 6/1/2035                            2,060,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,908,812
--------------------------------------------------------------------------------------------------------------
                   Colorado--7.5%
                   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A":
        1,500M        5 1/8% 12/1/2021                                                              1,595,625
        1,840M        5% 12/1/2022                                                                  1,955,000
        1,000M     Aspen Sales Tax Rev. Parks & Open Space
                      5 1/4% 11/1/2025                                                              1,075,000
        1,000M     Centennial Downs Met. Dist. GO 5% 12/1/2028                                      1,037,500
        1,000M     Lafayette Water Rev. 5 1/4% 12/1/2023                                            1,068,750
        2,055M     Widefield Water & San. Dist. Wtr. & Swr. Rev. 5% 12/1/2022                       2,155,181
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,887,056
--------------------------------------------------------------------------------------------------------------
                   Connecticut--.9%
        1,000M     Greater New Haven Water Poll. Ctl. Auth. 5% 8/15/2035                            1,041,250
--------------------------------------------------------------------------------------------------------------
                   Florida--11.1%
          335M     Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         348,819
        1,000M     Orlando & Orange Cnty. Expwy. Rev. 5% 7/1/2028                                   1,025,000
        2,000M     Peace River/Manasota Regl. Water Supply Auth. Rev.
                      Series "B" 5% 10/1/2025                                                       2,085,000
        2,995M     Riviera Beach Water & Swr. Rev. 5% 10/1/2029                                     3,118,544
        2,200M     Sarasota Utility System Rev. Series "A" 5% 10/1/2024                             2,304,500
        1,580M     Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                     1,694,550
        2,530M     Winter Haven Utility Sys. Rev. 4 3/4% 10/1/2028                                  2,545,813
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,122,226
--------------------------------------------------------------------------------------------------------------
                   Georgia--1.8%
        1,000M     Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                      (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                        1,075,000
        1,000M     Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                      5 1/8% 12/1/2021                                                              1,058,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,133,750
--------------------------------------------------------------------------------------------------------------
                   Indiana--3.1%
        1,030M     Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                       1,118,838
        1,105M     Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*                    1,200,306
        1,250M     Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*                    1,375,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,694,144
--------------------------------------------------------------------------------------------------------------
                   Louisiana--1.6%
        1,845M     Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                        1,939,556
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--3.0%
        1,305M     Ashland GO 5 1/4% 5/15/2021                                                      1,409,400
        1,000M     Springfield GO 5 1/4% 1/15/2022                                                  1,073,750
        1,000M     University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                               1,070,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,553,150
--------------------------------------------------------------------------------------------------------------
                   Michigan--9.1%
        1,105M     Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                   1,176,825
        1,825M     Grass Lake Cmnty. School District GO 5% 5/1/2031                                 1,895,719
        1,000M     Howell Public Schools GO Zero Coupon 5/1/2006*                                     457,490
        1,000M     Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                               1,040,000
        1,205M     Lincoln Cons. Sch. Dist. GO 5% 5/1/2025                                          1,265,250
        1,000M     Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
                      5 1/4% 1/1/2018                                                               1,063,750
        3,600M     Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021              3,834,000
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,733,034
--------------------------------------------------------------------------------------------------------------
                   Missouri--1.0%
          200M     Liberty Sewer System Rev. 6.15%  2/1/2009*                                         213,500
          310M     Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.)
                     Series "B", 5.85% 6/1/2010*                                                      334,412
          250M     St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                     270,000
          375M     St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                      5 3/4% 3/1/2010*                                                                405,469
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,223,381
--------------------------------------------------------------------------------------------------------------
                   Nebraska--4.2%
        1,000M     Municipal Energy Agency 5 1/4% 4/1/2021                                          1,065,000
        3,675M     Omaha Pub. Pwr. Dist. Elec. Rev. 5% 2/1/2030                                     3,840,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,905,375
--------------------------------------------------------------------------------------------------------------
                   New Jersey--3.0%
        1,000M     Hudson County COP 5% 12/1/2021                                                   1,047,500
        2,350M     New Jersey State Educ. Facs. Auth. Rowan Univ. 5 1/8% 7/1/2021                   2,488,063
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,535,563
--------------------------------------------------------------------------------------------------------------
                   New York--3.1%
                   Camden Central School District General Obligations:
          725M        5 1/2% 3/15/2016                                                                791,156
          250M        5 1/2% 3/15/2017                                                                272,812
        2,500M     New York State Thruway Auth. Rev. 4 3/4% 1/1/2030                                2,540,625
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,604,593
--------------------------------------------------------------------------------------------------------------
                   Ohio--7.3%
        1,255M     Akron Sewer System Rev. 5 1/4% 12/1/2020                                         1,342,850
        2,500M     Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                  2,615,625
        1,000M     Canton Ohio City Sch. Dist. GO 5% 12/1/2023                                      1,051,250
        1,380M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020           1,483,500
        1,500M     Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                               1,621,875
          450M     Youngstown GO 6% 12/1/2031                                                         493,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,608,975
--------------------------------------------------------------------------------------------------------------
                   Oregon--2.2%
        2,025M     Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030                        2,070,563
          500M     Oregon State Dept. of Administrative Services COP 5.65% 5/1/2007*                  515,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,586,313
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--4.5%
        1,355M     Bear Valley Water Rev. 5% 5/1/2036                                               1,393,956
          525M     Erie GO 5 3/4% 5/15/2007*                                                          537,469
        1,200M     New Castle Sanitation Auth. Swr. 5% 6/1/2027                                     1,231,500
                   State Public School Bldg. Authority Revenue:
        1,000M        Philadelphia 5 1/4% 6/1/2024                                                  1,063,750
        1,000M        Richland 5% 11/15/2014*                                                       1,073,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,300,425
--------------------------------------------------------------------------------------------------------------
                   Puerto Rico--.8%
          895M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.  6 1/4%  7/1/2016          905,328
--------------------------------------------------------------------------------------------------------------
                   South Carolina--2.6%
        2,000M     Dorchester Cnty. Sch. Dist. #2, 5% 12/1/2029                                     2,067,500
        1,000M     Hilton Head Island Rev. 5 1/8% 12/1/2022                                         1,060,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,127,500
--------------------------------------------------------------------------------------------------------------
                   Texas--7.8%
          405M     Austin Texas Utility Systems Rev. 6% 11/15/2013                                    449,550
        5,000M     Houston Utility Systems Rev. 5 1/4% 5/15/2020                                    5,375,000
                   Lower Colorado River Authority:
        1,000M        5% 5/15/2025                                                                  1,037,500
        1,035M        5% 5/15/2033                                                                  1,053,112
        1,250M     Tyler Ind. School District GO 5% 2/15/2028                                       1,300,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,215,162
--------------------------------------------------------------------------------------------------------------
                   Washington--1.0%
        1,090M     King County Sewer Rev. 5 1/2% 1/1/2021                                           1,169,025
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $107,055,818)                                                109,413,868
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--5.2%
                   Adjustable Rate Notes **
        4,200M     Metropolitan Trans Auth. 3.09%                                                   4,200,000
        1,000M     University of Michigan Hosp. Rev. 3.14%                                          1,000,000
        1,000M     University of Michigan Regent Hosp. Rev. 3.14%                                   1,000,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $6,200,000)                                  6,200,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $113,255,818)                                 97.9%    115,613,868
Other Assets, Less Liabilities                                                            2.1       2,456,094
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $118,069,962
==============================================================================================================


                                                                    Expiration   Notional          Unrealized
Interest Rate Swap                                                        Date     Amount        Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                 1/3/2016     $6,000 M           $88,405
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$113,255,818.  Accumulated net unrealized appreciation on investments was $2,358,050, consisting of $2,488,775 gross unrealized appreciation and $130,725 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.6%
                   Education--27.2%
                   New York State Dormitory Authority Revenue:
                     City University:
       $2,000M        5 3/4% 7/1/2009*                                                             $2,147,500
        3,955M        5 3/4% 7/1/2013                                                               4,320,837
        3,000M        6% 7/1/2020                                                                   3,540,000
        2,350M       Colgate University 6% 7/1/2021                                                 2,784,750
                     Fashion Institution of Technology:
        1,000M        5 1/4% 7/1/2019                                                               1,078,750
        1,300M        5% 7/1/2029                                                                   1,355,250
                     New York University:
        1,610M        6% 7/1/2018                                                                   1,893,762
        2,205M        5% 7/1/2022                                                                   2,315,250
        2,000M        5% 7/1/2023                                                                   2,100,000
                     NYSARC Insured Series "A":
        1,425M        5 1/4% 7/1/2018                                                               1,531,875
        6,300M        5% 7/1/2026                                                                   6,615,000
        3,135M       Peekskill City School Districts 5% 10/1/2026                                   3,283,912
        2,715M       Rochester Institute of Technology 5 1/4% 7/1/2018                              2,894,869
                     School Districts Financing Program:
        3,550M        Series "A" 5 1/4% 4/1/2022                                                    3,834,000
        1,000M        Series "C" 5 1/4% 4/1/2021                                                    1,066,250
                     Special Act School Districts Program:
        1,375M        6% 7/1/2012                                                                   1,490,156
        1,460M        6% 7/1/2013                                                                   1,574,975
        1,185M       State Dormitory Facilities Series "A" 5% 7/1/2021                              1,241,287
        1,500M       State University Educ. Facs. 5 1/4% 5/15/2021                                  1,646,250
--------------------------------------------------------------------------------------------------------------
                                                                                                   46,714,673
--------------------------------------------------------------------------------------------------------------
                   General Obligations--28.2%
                   Buffalo:
                     School District Series "B":
        1,130M        5 3/8% 11/15/2016                                                             1,221,813
        2,360M        5 3/8% 11/15/2017                                                             2,545,850
        2,620M        5 3/8% 11/15/2019                                                             2,829,600
        1,000M       School District Series "D" 5 1/2% 12/15/2015                                   1,076,250
        1,000M     Central Square Central School Dist. 5% 5/15/2017                                 1,061,250
                   Eastport South Manor Central School District:
        1,250M        5% 6/15/2016                                                                  1,326,563
        1,315M        5% 6/15/2017                                                                  1,390,613
        1,385M        5% 6/15/2018                                                                  1,461,175
        1,000M     Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                           1,095,000
                   New York City:
        3,530M       Series "C" 5 5/8% 3/15/2012*                                                   3,878,588
                     Series "E":
        4,570M        5 3/4% 5/15/2010*                                                             4,975,588
        2,000M        5 3/4% 8/1/2018                                                               2,192,500
        2,500M       Series "F" 5 1/4% 8/1/2014                                                     2,659,375
        2,885M       Series "G" 5 3/4% 8/1/2018                                                     3,162,681
        1,680M     Niagara Falls Public Improvement 7 1/2% 3/1/2015                                 2,114,700
        1,395M     North Syracuse Central School Dist. Series "A" 5% 6/15/2018                      1,469,981
        4,000M     Puerto Rico Municipal Finance Agy. 6% 8/1/2009*                                  4,335,000
        1,000M     Red Hook Central School Dist. 5 1/8% 6/15/2017                                   1,063,750
        1,775M     Webster Central School District 5% 6/15/2019                                     1,881,500
                   Yonkers Series "A":
        1,900M        5 3/4% 10/1/2010*                                                             2,078,125
        1,345M        5 1/8% 7/1/2016                                                               1,427,381
        1,410M        5 1/4% 7/1/2017                                                               1,505,175
        1,480M        5 1/4% 7/1/2018                                                               1,576,200
--------------------------------------------------------------------------------------------------------------
                                                                                                   48,328,658
--------------------------------------------------------------------------------------------------------------
                   Health Care--.8%
        1,320M     New York State Dormitory Auth. Rev.
                      United Cerebral Palsy 5 1/8% 7/1/2021                                         1,404,150
--------------------------------------------------------------------------------------------------------------
                   Housing--1.4%
        2,265M     New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                2,313,607
--------------------------------------------------------------------------------------------------------------
                   Transportation--19.0%
                   Metropolitan Transit Authority of New York:
                     Transit Authority Revenue:
                       Series "A"
        2,500M           5% 11/15/2020                                                              2,640,625
        2,015M           5% 11/15/2030                                                              2,088,044
        5,000M         Series "B" 5 1/4% 11/15/2022                                                 5,362,500
        2,725M      Transit Dedicated Tax 5 1/8% 11/15/2020                                         2,891,906
                   New York State Thruway Auth. Gen. Rev.
                      Series "E"
        2,855M        4 3/4% 1/1/2029                                                               2,908,531
        7,500M        4 3/4% 1/1/2030                                                               7,621,875
        1,500M     New York State Thruway Auth. Hwy. & Bridge Series "A"
                      6% 4/1/2010*                                                                  1,640,625
        6,900M     Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                          7,512,375
--------------------------------------------------------------------------------------------------------------
                                                                                                   32,666,481
--------------------------------------------------------------------------------------------------------------
                   Utilities--18.0%
                   New York City Municipal Water Fin. Auth. Revenue:
        2,750M        6% 6/15/2021                                                                  3,289,688
        7,000M        5 1/2% 6/15/2033*                                                             7,560,000
        5,000M        Series "A" 5% 6/15/2035                                                       5,162,500
        8,000M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                            8,670,000
        5,405M     Suffolk County Water Auth. Rev. 6% 6/1/2017                                      6,249,531
--------------------------------------------------------------------------------------------------------------
                                                                                                   30,931,719
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--4.0%
        2,500M     Nassau County Interim Fin. Authority
                      5 3/4% 11/15/2010*                                                            2,718,750
        3,000M     New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                            3,210,000
          800M     New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                      7 3/8% 7/1/2016                                                                 948,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,876,750
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $160,118,042)                                       98.6%    169,236,038
Other Assets, Less Liabilities                                                            1.4       2,477,385
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $171,713,423
==============================================================================================================
                                                                   Expiration        Notional      Unrealized
Interest Rate Swaps                                                      Date          Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with Citibank, N.A.                               6/5/2011          $9,000  M      $84,032
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                1/3/2016          15,000  M      221,013
--------------------------------------------------------------------------------------------------------------
                                                                                      $24,000  M     $305,045
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $160,118,042. Accumulated net unrealized appreciation on investments was $9,117,996, consisting of $9,133,626 gross unrealized appreciation and $15,630 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-ARIZONA FUND
March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------
    Principal
     Amount    Security                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--96.8%
               Certificates of Participation--7.3%
     $500M     Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                                               $530,625
      750M     Arizona State Univ. Research Infrastructure
                   5% 9/1/2026                                                                                        780,938
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,311,563
-----------------------------------------------------------------------------------------------------------------------------
               Education--12.9%
      500M     Arizona State University Rev. Sys. 5.65% 7/1/2009*                                                     535,000
    1,000M     Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                   5 1/4% 7/1/2018                                                                                  1,066,250
      640M     South Campus Group (Arizona St. Univ. Proj. South Campus)
                   5 5/8% 9/1/2023                                                                                    698,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,299,650
-----------------------------------------------------------------------------------------------------------------------------
               General Obligations--19.0%
               Maricopa County School District:
      750M         #11 (Peoria) 5% 7/1/2024                                                                           788,438
    1,000M         #41 (Gilbert) Zero Coupon 1/1/2008                                                                 938,750
      525M         #80 (Chandler) 6 1/4% 7/1/2011                                                                     588,000
    1,000M     Phoenix Series "B" 5 3/8% 7/1/2019                                                                   1,088,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,403,938
-----------------------------------------------------------------------------------------------------------------------------
               Health Care--7.2%
      525M     Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                   7% 12/1/2016                                                                                       638,531
      600M     Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2010*                                           648,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,287,281
-----------------------------------------------------------------------------------------------------------------------------
               Housing--.9%
      150M     Phoenix Ind. Dev. Auth. (Ventana Palms Apts.) 6.1% 10/1/2019                                           159,562
-----------------------------------------------------------------------------------------------------------------------------
               Transportation--2.2%
      385M     Phoenix Airport Rev. 6 1/4% 7/1/2012                                                                   387,737
-----------------------------------------------------------------------------------------------------------------------------
               Utilities--25.3%
    1,000M     Mesa Utility Systems Revenue 5% 7/1/2019                                                             1,076,250
               Phoenix Civic Improvement Corp. Water Sys. Revenue:
    1,000M         5% 7/1/2018                                                                                      1,045,000
      500M         5 1/2% 7/1/2020                                                                                    541,250
      500M     Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                                          535,625
      750M     Pima County Sewer Rev. 5 3/8% 7/1/2014                                                                 795,938
      500M     Tucson Water Rev. 5.3% 7/1/2009*                                                                       525,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,519,063
-----------------------------------------------------------------------------------------------------------------------------
               Other Revenue--22.0%
      750M     Downtown Phoenix Hotel Corp. 5% 7/1/2036                                                               773,438
      250M     Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                                      267,187
      465M     Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                                    501,037
      750M     Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                                  808,125
      100M     San Luis Civic Impt. Corp. Mun. Facs. Excise Tax
                   5% 7/1/2038                                                                                        103,250
      400M     Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                   6% 1/1/2011                                                                                        402,580
    1,000M     Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                                                1,073,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,929,367
-----------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,607,676)                                                                  17,298,161
-----------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
      100M     Puerto Rico Commonwealth Govt. Dev. Bank
                  Adjustable Rate Note 3.05%** (cost $100,000)                                                        100,000
-----------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $16,707,676)                                           97.4%            17,398,161
Other Assets, Less Liabilities                                                                     2.6                466,030
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%           $17,864,191
=============================================================================================================================
                                                                                Expiration    Notional             Unrealized
Interest Rate Swaps                                                                   Date      Amount           Appreciation
-----------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.                                 6/5/2011        $900 M               $8,403
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                             1/3/2016         900 M               13,261
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                $1,800 M              $21,664
=============================================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $16,707,676. Accumulated net unrealized appreciation on investments was $690,485, consisting of $696,613 gross unrealized appreciation and $6,128 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CALIFORNIA FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------
    Principal
     Amount     Security                                                                                   Value
----------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.2%
                Certificates of Participation--12.4%
       $500M    Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                            $588,750
        750M    Los Angeles Real Property Prog. 5.3% 4/1/2022                                            806,250
      1,200M    Riverside California 5% 9/1/2028                                                       1,240,500
      1,000M    West Contra Costa Healthcare 5 3/8% 7/1/2024                                           1,071,250
----------------------------------------------------------------------------------------------------------------
                                                                                                       3,706,750
----------------------------------------------------------------------------------------------------------------
                General Obligations--24.6%
        400M    Chaffey Community College District 5 1/4% 7/1/2012*                                      436,500
        500M    Fontana School District 5 3/4% 5/1/2022                                                  537,500
        650M    Jefferson Unified High Sch. Dist. (San Mateo Cnty.) 6 1/4% 2/1/2016                      762,937
      1,000M    Morgan Hill Unified School District 5 1/4% 8/1/2018                                    1,076,250
        750M    Natomas Unified School District 5.95% 9/1/2021                                           862,500
      1,000M    Oak Valley Hospital District 5% 7/1/2035                                               1,031,250
      1,000M    Santa Monica Community College District Series "A"
                     5% 5/1/2025                                                                       1,048,750
      1,000M    Sierra Jt. Community College Impt. Dist #1 (Tahoe Truckee)
                     5% 8/1/2028                                                                       1,041,250
        500M    Walnut Valley School District 7.2% 2/1/2016                                              591,875
----------------------------------------------------------------------------------------------------------------
                                                                                                       7,388,812
----------------------------------------------------------------------------------------------------------------
                Transportation--6.1%
      1,000M    Port of Oakland Revenue Bonds Series "M" 5 1/4% 11/1/2020                              1,067,500
        700M    Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*                       763,000
----------------------------------------------------------------------------------------------------------------
                                                                                                       1,830,500
----------------------------------------------------------------------------------------------------------------
                Utilities--33.9%
      1,000M    California Statewide Cmntys. Dev. Auth. Wtr. Rev.
                     Series "A" 5% 10/1/2026                                                           1,038,750
        150M    Fresno Sewer Rev. 6 1/4% 9/1/2014                                                        173,625
      1,050M    Los Angeles Wastewater Sys. Rev. Series "A" 5% 6/1/2032                                1,088,063
      1,150M    Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                              1,221,875
        700M    Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                    758,625
      2,000M    Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027                        2,060,000
      1,210M    San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4% 12/1/2017                    1,309,825
      1,525M    Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022                            1,669,875
        750M    South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                          833,437
----------------------------------------------------------------------------------------------------------------
                                                                                                      10,154,075
----------------------------------------------------------------------------------------------------------------
                Other Revenue--21.2%
      1,000M    California State Public Works Board 6 1/2% 12/1/2008                                   1,070,000
      1,000M    Long Beach Fing. Auth. Rev. 6% 11/1/2017                                               1,150,000
      1,105M    Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                     5 1/4% 11/1/2020                                                                  1,207,213
      1,000M    Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                         1,067,500
        700M    San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                                  829,500
      1,000M    Vernon Redevelopment Agy. Tax Allocation 5% 9/1/2035                                   1,031,250
----------------------------------------------------------------------------------------------------------------
                                                                                                       6,355,463
----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,066,240)                                    98.2%            29,435,600
Other Assets, Less Liabilities                                                        1.8                544,540
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%           $29,980,140
================================================================================================================

                                                                  Expiration     Notional             Unrealized
Interest Rate Swaps                                                     Date       Amount           Appreciation
----------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.674% with Citibank, N.A.                               1/3/2013       $1,500  M             $15,964
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                               1/3/2016        2,800  M              41,256
----------------------------------------------------------------------------------------------------------------
                                                                                   $4,300  M             $57,220
================================================================================================================


At March 31, 2006, the cost of municipal investments for federal income tax purposes was $28,066,240. Accumulated net unrealized appreciation on investments was $1,369,360, consisting of $1,378,475 gross unrealized appreciation and $9,115 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-COLORADO FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
    Principal
       Amount   Security                                                                                         Value
----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.8%
                Certificates of Participation--4.6%
       $250M    Broomfield Open Space 5 1/2% 12/1/2020                                                        $265,937
        200M    Greeley Building Auth. 5.6% 11/1/2019                                                          214,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                               479,937
----------------------------------------------------------------------------------------------------------------------
                Education--8.6%
                Colorado School of Mines Auxiliary Facs. Revenue:
        200M         5 1/4% 12/1/2020                                                                          212,500
        300M         5% 12/1/2024                                                                              313,500
        350M    University of Northern Colorado Rev. 5 1/2% 6/1/2018                                           373,188
----------------------------------------------------------------------------------------------------------------------
                                                                                                               899,188
----------------------------------------------------------------------------------------------------------------------
                General Obligations--40.3%
        500M    Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                      5 1/8% 12/1/2021                                                                         531,875
      1,000M    Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                                      1,067,500
        200M    Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                                  217,500
        250M    Centennial Downs Met. District 5% 12/1/2028                                                    259,375
        200M    Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                           221,500
                El Paso County School District:
        350M        #2 (Harrison) 5 1/2% 12/1/2018                                                             374,500
        250M        #20, 5 1/4% 12/15/2017                                                                     267,187
        250M        #49 (Falcon) 5 3/4% 12/1/2011*                                                             275,000
        200M        #49 (Falcon) 5 1/2% 12/1/2013                                                              219,500
        250M    Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                               273,438
        250M    Larimer County School District #R1, 4 3/4% 12/15/2023                                          255,000
        250M    Pueblo County School District #70, 5 1/4% 12/1/2022                                            265,625
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,228,000
----------------------------------------------------------------------------------------------------------------------
                Health Care--5.6%
        200M    Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*                             214,750
        350M    Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                             379,312
----------------------------------------------------------------------------------------------------------------------
                                                                                                               594,062
----------------------------------------------------------------------------------------------------------------------
                Transportation--5.2%
                Denver City & County Airport Revenue:
        255M        5 1/2% 11/15/2016                                                                          274,125
        250M        5 3/4% 11/15/2020                                                                          277,188
----------------------------------------------------------------------------------------------------------------------
                                                                                                               551,313
----------------------------------------------------------------------------------------------------------------------
                Utilities--17.3%
        200M    Boulder Water & Sewer Rev. 5.6% 12/1/2016                                                      214,750
        200M    Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                               213,750
                Colorado Water Resources & Power Dev. Authority:
        250M         Fountain Utility (Enterprise Proj.) 5% 12/1/2035                                          255,625
                     Small Water Resources Rev. Series "A":
        200M            5 3/4% 11/1/2017                                                                       216,250
        250M            5 1/4% 11/1/2021                                                                       265,938
        400M    Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                          428,500
        200M    Pueblo Board Waterworks Water Rev. 6% 11/1/2010*                                               219,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,813,813
----------------------------------------------------------------------------------------------------------------------
                Other Revenue--17.2%
        250M    Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                                   266,250
                Larimer County Sales & Use Tax Revenue:
        280M         5 1/4% 12/15/2016                                                                         300,300
        400M         5 1/2% 12/15/2018                                                                         437,500
        250M    Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                           266,875
        500M    Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                              532,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,803,425
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,904,477)                                           98.8%            10,369,738
Other Assets, Less Liabilities                                                              1.2                130,324
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%           $10,500,062
======================================================================================================================

                                                                       Expiration      Notional             Unrealized
Interest Rate Swap                                                           Date        Amount           Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                    1/3/2016          $500 M               $7,367
======================================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $9,904,477. Accumulated net unrealized appreciation on investments was $465,261, consisting of $469,798 gross unrealized appreciation and $4,537 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CONNECTICUT FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.0%
                   Education--16.5%
                   Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
       $1,000M        Fairfield Univ. 5 5/8% 7/1/2009*                                             $1,068,750
        1,000M        Kent School Series "D" 5% 7/1/2021                                            1,056,250
        1,235M        Trinity College Series "H" 5% 7/1/2019                                        1,301,381
        1,100M     University of Connecticut 5 1/8% 2/15/2020                                       1,167,375
                   University of Connecticut Student Fees Rev. Series "A":
          600M        5 1/4% 11/15/2021                                                               646,500
        1,000M        5% 11/15/2029                                                                 1,041,250
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,281,506
-------------------------------------------------------------------------------------------------------------
                   General Obligations--39.8%
          500M     Branford 5% 5/15/2014                                                              531,250
                   Bridgeport:
          750M        Series "A" 6 1/8% 7/15/2010*                                                    827,813
        1,000M        Series "A" 5 3/8% 8/15/2019                                                   1,076,250
        1,000M        Series "A" 5 1/4% 8/15/2024                                                   1,066,250
                   Connecticut State:
          300M        Series "A" 5 1/4% 6/15/2009*                                                    316,500
          500M        Series "B" 5 3/4% 11/1/2009*                                                    538,125
          690M        Series "E" 6% 3/15/2012                                                         769,350
        1,020M        Series "F" 5% 10/15/2021                                                      1,071,000
        1,090M     Cromwell 5% 6/15/2020                                                            1,145,862
        1,000M     Glastonbury 5% 6/15/2021                                                         1,061,250
        1,650M     Hartford 5% 8/15/2019                                                            1,734,562
        1,080M     Hartford County Met. Dist. 5% 5/1/2024                                           1,131,300
          800M     New Britain 6% 3/1/2012                                                            869,000
                   New Haven:
          735M        6% 11/1/2009*                                                                   798,394
          470M        5 1/4% 11/1/2013                                                                499,375
          395M        5% 11/1/2017                                                                    419,688
        1,250M     Waterbury 5% 4/1/2021                                                            1,303,125
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,159,094
-------------------------------------------------------------------------------------------------------------
                   Health Care--25.4%
                   Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
          450M       Bridgeport Hospital 6 1/2% 7/1/2012                                              450,769
          400M       Child Care Facilities Program 5 1/2% 7/1/2019                                    426,500
        2,165M       Children's Medical Center Series "B" 5% 7/1/2021                               2,259,719
        1,500M       Connecticut State University System 5% 11/1/2033                               1,548,750
        1,000M       Danbury Hospital 4 3/4% 7/1/2034                                               1,010,000
          700M       New Britain General Hospital 6 1/8% 7/1/2014                                     704,767
                     Village Families & Children Series "A":
          370M         5% 7/1/2015                                                                    391,275
          385M         5% 7/1/2016                                                                    407,138
          405M         5% 7/1/2017                                                                    427,275
        1,500M       William W. Backus Hospital 5% 7/1/2035                                         1,554,375
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                 505,770
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,686,338
-------------------------------------------------------------------------------------------------------------
                   Housing--3.4%
                   Connecticut State Housing Finance Authority:
          750M        6% 11/15/2010                                                                   766,777
          500M        5.85% 6/15/2030                                                                 526,875
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,293,652
-------------------------------------------------------------------------------------------------------------
                   Transportation--3.5%
                   Connecticut State Special Tax Obligation Revenue
                     Transportation Infrastructure:
          250M        6 1/8% 9/1/2012                                                                 276,250
        1,000M        5% 12/1/2021                                                                  1,047,500
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,323,750
-------------------------------------------------------------------------------------------------------------
                   Utilities--9.0%
                   Puerto Rico Electric Power Authority Revenue:
          750M        5 3/8% 7/1/2017                                                                 812,813
          250M        5 1/4% 7/1/2022                                                                 267,500
          250M        5 1/4% 7/1/2029                                                                 266,250
        2,000M     South Central Connecticut Regional Water Authority 5% 8/1/2033                   2,075,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,421,563
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--1.4%
          545M     Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                    548,406
-------------------------------------------------------------------------------------------------------------
TotalValue of Municipal Bonds (cost $36,653,013)                                         99.0%     37,714,309
Other Assets, Less Liabilities                                                            1.0         389,819
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $38,104,128
=============================================================================================================

                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.796% with Citibank, N.A.                                   1/3/2016         $1,900  M      $27,995
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $36,653,013. Accumulated net unrealized appreciation on investments was $1,061,296, consisting of $1,112,003 gross unrealized appreciation and $50,707 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-FLORIDA FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.2%
                   Certificates of Participation--3.1%
       $1,000M     Miami-Dade County Sch. Brd. 5% 11/1/2023                                        $1,046,250
-------------------------------------------------------------------------------------------------------------
                   Education--3.1%
        1,000M     Broward Cnty. Edl. Facs. Auth. Rev. (Nova Southeastern)
                      5% 4/1/2036 (when-issued)                                                     1,033,750
-------------------------------------------------------------------------------------------------------------
                   General Obligations--4.6%
        1,000M     Miami Homeland Defense 5 1/2% 1/1/2020                                           1,070,000
          415M     North Springs Improvement District 7% 10/1/2009                                    460,131
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,530,131
-------------------------------------------------------------------------------------------------------------
                   Transportation--8.0%
        1,000M     Miami-Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                        1,095,000
        1,500M     St. John's County Transportation Impt. 5% 10/1/2023                              1,569,375
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,664,375
-------------------------------------------------------------------------------------------------------------
                   Utilities--39.0%
        1,000M     Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                        1,151,250
        1,000M     Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                1,048,750
        1,000M     Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                         1,082,500
        1,000M     Lakeland Electric & Water Rev. 6.05% 10/1/2014                                   1,142,500
        1,000M     Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                      1,056,250
        1,130M     Palm Bay Utility Rev. 5 1/4% 10/1/2018                                           1,226,050
        1,000M     Plant City Utility System Rev. 6% 10/1/2015                                      1,115,000
        1,000M     Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev. 5% 10/1/2029                   1,041,250
        1,000M     Sarasota County Utility System Rev. 5 1/4% 10/1/2020                             1,066,250
        1,000M     Stuart Utilities Rev. 5 1/4% 10/1/2020                                           1,076,250
        1,000M     Tallahassee Energy System Rev. 5% 10/1/2028                                      1,042,500
        1,000M     Winter Haven Utility Wtr.& Swr. Sys. Rev. 4 3/4% 10/1/2028                       1,006,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   13,054,800
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--40.4%
        1,380M     DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                          1,486,950
                   Florida Municipal Loan Council Revenue:
        1,000M        5 1/4% 11/1/2019                                                              1,072,500
        1,000M        5 3/8% 11/1/2025                                                              1,062,500
        1,205M     Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                   1,272,781
        2,000M     Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                     2,150,000
                   Osceola County Tourist Development Tax Revenue:
        1,000M        5 1/2% 10/1/2017                                                              1,082,500
        1,000M        5 1/2% 10/1/2018                                                              1,081,250
        1,000M     Pasco County Sales Tax Rev. 5% 12/1/2020                                         1,055,000
        1,000M     Seminole County Sales Tax Rev. 5% 10/1/2031                                      1,042,500
        1,000M     St. Augustine Capital Improvement 5% 10/1/2024                                   1,048,750
        1,000M     Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                      5 3/4% 10/1/2020                                                              1,141,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   13,495,981
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,447,841)                                        98.2%     32,825,287
Other Assets, Less Liabilities                                                            1.8         613,158
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $33,438,445
=============================================================================================================

                                                                     Expiration      Notional      Unrealized
Interest Rate Swaps                                                        Date        Amount    Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.674% with Citibank, N.A.                                    1/3/2013        $1,700  M      $18,093
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.796% with Citibank, N.A.                                    1/3/2016         3,400  M       50,096
-------------------------------------------------------------------------------------------------------------
                                                                                       $5,100  M      $68,189
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $31,447,841. Accumulated net unrealized appreciation on investments was $1,377,446, consisting of $1,389,194 gross unrealized appreciation and $11,748 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-GEORGIA  FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.9%
                   Certificates of Participation--4.2%
         $500M     Gwinnett County Dev. Auth. Pub. Schs. Proj. 5 1/4% 1/1/2019                       $536,875
--------------------------------------------------------------------------------------------------------------
                   Education--19.9%
          500M     Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                                515,625
          250M     Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                 267,188
          500M     Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                          539,375
                   Fulton County Development Authority Revenue:
          350M        Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                   381,063
          250M        Morehouse College 6 1/4% 12/1/2021                                              277,500
          500M     Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                           535,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,515,751
--------------------------------------------------------------------------------------------------------------
                   General Obligations--1.1%
          130M     Atlanta 5 3/8% 12/1/2018                                                           136,825
--------------------------------------------------------------------------------------------------------------
                   Health Care--16.0%
          500M     Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                    535,000
          500M     Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                  534,375
          525M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                 531,058
          400M     Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                   427,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,027,933
--------------------------------------------------------------------------------------------------------------
                   Housing--1.2%
          150M     Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                154,500
--------------------------------------------------------------------------------------------------------------
                   Utilities--38.6%
          235M     Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                   257,913
          255M     Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                        298,987
          250M     Cairo Combined Public Utility Rev. 5% 1/1/2024                                     261,250
                   Columbia County Water & Sewer Revenue:
          250M        6 1/4% 6/1/2010*                                                                274,688
          400M        5% 6/1/2024                                                                     418,000
          500M     Fayetteville Water & Sewer Rev. 5% 11/1/2021                                       524,375
          250M     Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                 275,312
          250M     Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   280,625
          235M     Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                   251,156
                   Georgia Municipal Gas Authority Revenue:
                    Buford Project:
           80M        6.8% 11/1/2009                                                                   80,966
          250M        5 1/2% 11/1/2012                                                                268,125
          100M      Warner Robins Series "B" 5.8% 1/1/2015                                            102,250
          400M     Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                     425,500
          200M     Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2015                      212,000
          400M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              433,500
          500M     Upper Oconee Basin Water Auth. 5% 7/1/2026                                         523,125
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,887,772
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--16.9%
          250M     Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                          268,437
          300M     Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.) Series "A"
                      5 3/8% 1/1/2012*                                                                322,500
          500M     Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                  556,875
          250M     College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*                   274,687
          500M     Downtown Savannah Auth. Rev. (Ellis Sq. Pkg. Proj.) 4 3/4% 8/1/2032                502,500
          200M     Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                      6 1/4% 6/1/2010*                                                                221,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,146,499
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,886,101)                                        97.9%     12,406,155
Other Assets, Less Liabilities                                                            2.1         261,341
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $12,667,496
==============================================================================================================


                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                  1/3/2016        $1,200 M       $17,681
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$11,886,101.  Accumulated net unrealized appreciation on investments was $520,054, consisting of $526,122 gross unrealized appreciation and $6,068 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MARYLAND FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.8%
                   Certificates of Participation--2.9%
         $750M     Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                           $810,937
--------------------------------------------------------------------------------------------------------------
                   Education--21.1%
                   Maryland St. Econ. Dev. Corp. Student Hsg. Rev:
        1,000M        Univ. MD-Baltimore Cnty. 5% 7/1/2035                                          1,032,500
        1,000M        Univ. MD-Student Hsg. 5% 6/1/2026 (when-issued)                               1,040,000
          750M     Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                     (Univ. MD-College Park) 5 3/8% 7/1/2016                                          799,687
          500M     Morgan State University Academic & Auxiliary
                      Facilities Fees Revenue 6.05% 7/1/2015                                          559,375
          750M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      University Plaza Proj. Series "A" 5 5/8% 7/1/2013                               809,063
                   St. Mary's College Revenue:
          430M        5.45% 3/1/2010*                                                                 461,175
        1,100M        5% 9/1/2024                                                                   1,156,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,858,175
--------------------------------------------------------------------------------------------------------------
                   General Obligations--17.6%
          700M     Baltimore Maryland 5 1/2% 10/15/2015                                               783,125
        1,000M     Ocean City 5% 3/1/2021                                                           1,043,750
        1,000M     Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2009*                              1,067,500
        1,000M     St. Mary's County Hospital 5% 10/1/2020                                          1,061,250
          350M     Wicomico County 5 1/2% 12/1/2016                                                   374,063
          500M     Worcester County 5 5/8% 3/1/2010*                                                  539,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,869,063
--------------------------------------------------------------------------------------------------------------
                   Health Care--15.0%
                   Maryland State Health & Higher Educ. Facs.:
                     Anne Arundel Health System:
        1,000M        5% 7/1/2024                                                                   1,046,250
        1,000M        5% 7/1/2034                                                                   1,033,750
        1,250M       University of Maryland Med. Sys. 5% 7/1/2024                                   1,310,938
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                 505,770
          250M     Takoma Park Hospital Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                       274,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,171,083
--------------------------------------------------------------------------------------------------------------
                   Housing--3.2%
          340M     Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                      5 7/8% 7/1/2016                                                                 348,925
          500M     Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                           525,000
--------------------------------------------------------------------------------------------------------------
                                                                                                      873,925
--------------------------------------------------------------------------------------------------------------
                   Transportation--7.6%
        1,000M     Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                      5% 7/1/2022                                                                   1,052,500
        1,000M     Maryland State Trans. Auth. Trans. Fac. Proj. Rev. 5% 7/1/2028                   1,043,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,096,250
--------------------------------------------------------------------------------------------------------------
                   Utilities--17.9%
                   Baltimore Wastewater Utilities Revenue Series "A":
          500M        5 1/2% 7/1/2010*                                                                535,000
          200M        6% 7/1/2015                                                                     222,250
        1,090M        5% 7/1/2020                                                                   1,139,050
                   Puerto Rico Electric Power Auth. Revenue:
        1,350M        5 3/8% 7/1/2017                                                               1,463,063
        1,500M        5 1/4% 7/1/2029                                                               1,597,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,956,863
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--12.5%
        1,020M     Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                      5 1/8% 7/1/2022                                                               1,088,850
                   Baltimore Convention Center Rev:
          250M        5 1/2% 9/1/2014                                                                 264,687
        1,000M        5% 9/1/2032                                                                   1,036,250
        1,000M     Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                  1,076,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,466,037
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,109,020)                                        97.8%     27,102,333
Other Assets, Less Liabilities                                                            2.2         623,536
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $27,725,869
==============================================================================================================
                                                                    Expiration       Notional      Unrealized
Interest Rate Swap                                                        Date         Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                 1/3/2016         $2,800  M      $41,256
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $26,109,020. Accumulated net unrealized appreciation on investments was $993,313 consisting of $1,031,892 gross unrealized appreciation and $38,579 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MASSACHUSETTS FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.5%
                   Education--16.9%
       $1,000M     Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                   $1,076,250
        1,000M     Massachusetts State Dev. Fin. Agy. Rev                                           1,031,250
                      (Boston Univ.) 5% 10/1/2035
        1,000M     Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5% 10/1/2029                  1,038,750
        1,000M     University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                     1,197,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,343,750
--------------------------------------------------------------------------------------------------------------
                   General Obligations--50.7%
        1,000M     Holliston 5 1/4% 4/1/2018                                                        1,076,250
        1,000M     Lawrence 5 1/4% 3/15/2018                                                        1,071,250
        1,000M     Massachusetts State 5% 3/1/2024                                                  1,046,250
        1,155M     Quaboag Regional School District 5 1/2% 6/1/2017                                 1,237,294
                   Springfield:
        1,000M        6% 10/1/2009*                                                                 1,085,000
        1,000M        5 3/8% 8/1/2017                                                               1,073,750
        1,000M        5 1/4% 1/15/2023                                                              1,067,500
        1,000M     Tantasqua Regional School District 5% 8/15/2017*                                 1,060,000
        1,000M     Westborough 5% 11/15/2019                                                        1,053,750
        1,000M     Westfield 5 1/2% 12/15/2011*                                                     1,096,250
        1,040M     Westford 5 1/8% 4/1/2017                                                         1,106,300
        1,000M     Worcester 5 1/2% 8/15/2017                                                       1,072,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,046,094
--------------------------------------------------------------------------------------------------------------
                   Health Care--7.1%
        1,000M     Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                      1,041,250
          750M     Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                          802,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    1,843,750
--------------------------------------------------------------------------------------------------------------
                   Transportation--4.2%
        1,000M     Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                              1,073,750
--------------------------------------------------------------------------------------------------------------
                   Utilities--14.5%
        1,035M     Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                            1,116,506
        1,455M     Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                               1,567,763
        1,000M     Massachusetts State Water Resource Auth. 5% 8/1/2023                             1,061,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,745,519
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--4.1%
        1,000M     Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                         1,055,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,853,229)                                                  25,107,863
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
                   Adjustable Rate Notes**
          100M     Massachusetts St. Health & Edl. Facs. 3.13%                                        100,000
          300M     Puerto Rico Commonwealth Govt. Dev. Bond 3.05%                                     300,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $400,000)                                      400,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $24,253,229)                                  99.1%     25,507,863
Other Assets, Less Liabilities                                                             .9         235,818
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $25,743,681
==============================================================================================================
                                                                    Expiration   Notional          Unrealized
Interest Rate Swap                                                        Date     Amount        Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                1/03/2016     $1,200 M           $17,681
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$24,253,229.  Accumulated net unrealized appreciation on investments was $1,254,634, consisting of $1,261,684, gross unrealized appreciation and $7,050 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MICHIGAN FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.3%
                   General Obligations--70.2%
         $600M     Detroit Downtown Development Series "A" 5 3/4% 7/15/2007*                         $621,750
        1,000M     Detroit Series "B" 5% 4/1/2025                                                   1,041,250
        1,825M     Eaton Rapids Public Schools 5 1/4% 5/1/2022                                      1,955,031
        1,775M     Ecorse Public School District 5% 5/1/2027                                        1,857,094
        1,600M     Galesburg-Augusta Community Schools 5% 5/1/2024                                  1,682,000
        1,000M     Godwin Heights Public School District 5 5/8% 5/1/2010*                           1,073,750
        1,000M     Grand Blanc Community School District 5 5/8% 5/1/2015                            1,085,000
        1,040M     Grand Rapids Building Authority 5 3/4% 8/1/2015                                  1,121,900
        1,000M     Gull Lake Community School District Zero Coupon 5/1/2013                           692,500
        1,425M     Harper Woods School District 5% 5/1/2028                                         1,476,656
        1,000M     Hartland School District 5% 5/1/2022                                             1,050,000
        1,575M     Jenison Public School District 5 1/2% 5/1/2018                                   1,704,938
        1,500M     Lincoln Cons. School District 5% 5/1/2025                                        1,575,000
        1,000M     Montrose Township School District 6.2% 5/1/2017                                  1,152,500
        1,000M     Newaygo Public Schools 5 3/4% 5/1/2010*                                          1,077,500
        1,500M     Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2009*                            1,612,500
        1,000M     Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                      1,041,250
        1,000M     Ypsilanti School District 5% 5/1/2026                                            1,046,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   22,866,869
-------------------------------------------------------------------------------------------------------------
                   Health Care-8.9%
                   Michigan State Hospital Finance Authority Revenue:
        1,000M        Mercy Mount Clemens 5 3/4% 5/15/2017                                          1,065,000
          775M        St. John's Hospital 6% 5/15/2008                                                784,687
        1,000M     Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                 1,065,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,914,687
-------------------------------------------------------------------------------------------------------------
                   Utilities--19.2%
        1,000M     Detroit Sewage Disposal System Rev. 5% 7/1/2030                                  1,037,500
        1,275M     Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                 1,504,500
                   Michigan State Strategic Fund (Detroit Edison Co.):
        1,550M        6.95% 5/1/2011                                                                1,774,750
        1,000M        7% 5/1/2021                                                                   1,283,750
          500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                      6.95% 9/1/2022                                                                  652,500
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,253,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,355,743)                                 98.3%            32,034,556
Other Assets, Less Liabilities                                                     1.7                563,345
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%           $32,597,901
=============================================================================================================
                                                              Expiration      Notional             Unrealized
Interest Rate Swaps                                                 Date        Amount           Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.               6/5/2011        $1,500  M             $14,005
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.674% with Citibank, N.A.                           1/3/2013         1,700  M              18,093
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                           1/3/2016         1,600  M              23,575
-------------------------------------------------------------------------------------------------------------
                                                                                $4,800  M             $55,673
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $30,355,743. Accumulated net unrealized appreciation on investments was $1,678,813, consisting of $1,693,640 gross unrealized appreciation and $14,827 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MINNESOTA FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.8%
                   Education--6.6%
         $600M     Minnesota State Colleges & Univ. 5% 10/1/2021                                     $632,250
          400M     University of Minnesota 5 3/4% 7/1/2017                                            459,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,091,250
-------------------------------------------------------------------------------------------------------------
                   General Obligations--65.4%
          400M     Becker Ind. School District #726, 6% 2/1/2017                                      432,000
          325M     Bloomington Ind. School District #271, 5 1/8% 2/1/2015                             344,500
          500M     Crow Wing County Jail Series "B" 5% 2/1/2021                                       527,500
          200M     Delano Ind. School District #879, 5.6% 2/1/2015                                    215,000
                   Eagan Recreational Facilities Series "A":
          450M        5% 2/1/2015                                                                     473,063
          250M        5% 2/1/2016                                                                     262,187
          300M     Elk River Ind. School District #728, 5 1/2% 2/1/2021                               321,375
          300M     Farmington Ind. School District #192 Series "B" 5% 2/1/2022                        316,125
          500M     Forest Lake Ind. School District #831, 5% 2/1/2019                                 529,375
                   Lake Superior Ind. School District #381 Series "A":
          465M        5% 4/1/2018                                                                     489,994
          500M        5% 4/1/2019                                                                     525,625
          280M     Lakeville 5 1/2% 2/1/2011                                                          280,557
          405M     Lino Lakes 5.7% 2/1/2012                                                           412,270
          260M     Mahtomedi Ind. School District #832, 5% 2/1/2017                                   272,675
          500M     Medford Ind. School District #763, 5% 2/1/2031                                     520,000
        1,260M     Minneapolis Special School District #1, 5% 2/1/2020                              1,321,425
          500M     Moorhead Series "A" 5% 2/1/2027                                                    523,125
                   Pequot Lakes Ind. School District #186:
          250M        5% 2/1/2016                                                                     262,187
          250M        5 1/8% 2/1/2018                                                                 263,750
                   Prior Lake Minneapolis Ind. Sch. Dist. #719:
          250M        5% 2/1/2021                                                                     263,750
          250M        5% 2/1/2022                                                                     263,437
          750M     St. Michael Ind. Sch. Dist. #885, 4 3/4% 2/1/2028                                  763,125
                   St. Paul Ind. School District #625:
          250M        5 5/8% 2/1/2015                                                                 262,500
          400M        5% 2/1/2017                                                                     422,000
          535M     Upsala Ind. School District #487, 5% 2/1/2020                                      561,081
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,828,626
-------------------------------------------------------------------------------------------------------------
                   Health Care--8.8%
          500M     Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017          543,750
          350M     Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                     5 1/4% 2/15/2014                                                                 369,688
          500M     St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                               540,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,453,438
-------------------------------------------------------------------------------------------------------------
                   Housing--2.6%
          400M     Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                     5.9% 10/20/2019                                                                  421,000
-------------------------------------------------------------------------------------------------------------
                   Transportation--5.0%
                   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A":
          300M        5% 1/1/2018                                                                     313,500
          500M        5% 1/1/2028                                                                     516,875
-------------------------------------------------------------------------------------------------------------
                                                                                                      830,375
-------------------------------------------------------------------------------------------------------------
                   Utilities--9.4%
          400M     Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                     5.4% 1/1/2016                                                                    424,500
                   Western Minnesota Municipal Power Agency:
          325M        5 1/2% 1/1/2011                                                                 332,313
          500M        5 1/2% 1/1/2015                                                                 535,000
          250M        5% 1/1/2030                                                                     258,750
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,550,563
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,658,717)                                        97.8%     16,175,252
Other Assets, Less Liabilities                                                            2.2         357,957
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $16,533,209
=============================================================================================================
                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.674% with Citibank, N.A.                                  1/3/2013          $800  M       $8,514
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $15,658,717.Accumulated net unrealized appreciation on investments was $516,535, consisting of $536,731 gross unrealized appreciation and $20,196 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MISSOURI FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--96.6%
                   Education--6.2%
         $125M     Bowling Green School District 5.85% 3/1/2020                                      $134,375
          500M     Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025                 536,875
          150M     Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3%
                      4/1/2015                                                                        160,125
          150M     Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                      5 1/2% 4/1/2018                                                                 160,125
-------------------------------------------------------------------------------------------------------------
                                                                                                      991,500
-------------------------------------------------------------------------------------------------------------
                   General Obligations--48.7%
        1,000M     Branson Sch. Dist. #R-4, 5% 3/1/2025                                             1,048,750
          500M     Camdenton Reorg. Sch. Dist. #R-III Camden Cnty. 5 1/4% 3/1/2021                    538,125
          400M     Cass County Reorg. School District #2, 5 1/2% 3/1/2017                             435,000
          350M     Clay County Pub. School District #53, 5% 3/1/2017                                  366,625
                   Greene County Reorg. School District #R-8:
          100M        5 1/4% 3/1/2018                                                                 106,750
          250M        5 1/4% 3/1/2019                                                                 266,875
          300M     Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                          322,500
          100M     Jefferson County School District #6, 6% 3/1/2014                                   108,000
        1,000M     Kansas City 5% 2/1/2023                                                          1,050,000
          150M     Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                         159,375
          140M     Maplewood Richmond Heights School District
                      5 1/4% 3/1/2016                                                                 149,100
        1,000M     Puerto Rico Commonwealth 5% 7/1/2027                                             1,040,000
          425M     Scott Cnty. School District #6, 5% 3/1/2024                                        444,656
          500M     Springfield School District #R12, 5% 3/1/2020                                      526,250
          125M     St. Joseph's School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                      135,000
          500M     St. Louis Brd. Educ. (Direct Dep. Prog.) 5% 4/1/2024                               527,500
          100M     St. Louis County Pattonville R-3 School Dist.
                      (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                            108,125
          250M     Washington School District 5% 3/1/2015                                             263,750
          250M     Wentzville School District #4, 5% 3/1/2022                                         261,875
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,858,256
-------------------------------------------------------------------------------------------------------------
                   Health Care--7.3%
          400M     Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                         418,000
          140M     Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                      6 3/4% 5/15/2011                                                                158,900
          500M     North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                           521,250
           80M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                  80,923
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,179,073
-------------------------------------------------------------------------------------------------------------
                   Transportation--7.0%
          400M     Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                      5 1/4% 10/1/2019                                                                429,000
          250M     Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                267,500
                   St. Louis Airport Revenue:
          255M        5.3% 7/1/2011*                                                                  274,125
          150M        5 1/8% 7/1/2015                                                                 156,375
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,127,000
-------------------------------------------------------------------------------------------------------------
                   Utilities--5.0%
          250M     Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                        269,688
          250M     Missouri State Environmental Impt. & Energy Res. Auth.
                      5 1/2%  7/1/2014                                                                272,813
          250M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              270,937
-------------------------------------------------------------------------------------------------------------
                                                                                                      813,438
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--22.4%
          100M     Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                  102,875
          250M     Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                 261,250
          250M     Missouri State Board Public Buildings Series "A" 5% 5/1/2021                       260,000
                   Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
          500M        Hartman Heritage Center Phase II, 5% 4/1/2020                                   520,000
          125M        Midtown Redevelopment Project Series "A" 6% 4/1/2014                            135,469
          500M     Missouri State Regional Convention & Sports Complex Auth.
                      5 1/4% 8/15/2020                                                                533,125
          750M     Puerto Rico Convention Ctr. Hotel Occupancy Tax 5% 7/1/2027                        785,625
                   Springfield Public Building Corp. Leasehold Revenue:
          125M        Capital Improvement 5.6% 6/1/2014                                               133,125
          230M        Jordan Valley 5.85% 6/1/2014                                                    249,262
                   St. Louis Municipal Finance Corp. Leasehold Revenue:
          250M        Carnahan Courthouse Series "A"  5% 2/15/2020                                    260,625
                      City Justice Center Series "A":
          125M          5 3/4% 2/15/2010*                                                             135,312
          225M          5 1/4% 2/15/2015                                                              241,594
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,618,262
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,212,619)                                                  15,587,529
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--11.1%
                   Adjustable Rate Notes**
          750M     Missouri St. Hlth. & Edl. Facs. (Cox Hlth. Sys.) 3.17%                             750,000
          300M     Missouri St. Hlth. & Edl. Facs. (St. Francis Med. Ctr.) 3.18%                      300,000
          750M     Missouri St. Hlth. & Edl. Facs. (Washington University) 3.12%                      750,000
-------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $1,800,000)                                  1,800,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $17,012,619)                                 107.7%     17,387,529
Excess of Liabilities Over Other Assets                                                  (7.7)     (1,249,315)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $16,138,214
=============================================================================================================

                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                  1/3/2016          $700  M      $10,314
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $17,012,619. Accumulated net unrealized appreciation on investments was $374,910, consisting of $406,337, gross unrealized appreciation and $31,427 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NEW JERSEY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.9%
                   Education--25.7%
                   New Jersey Educational Facilities Auth. Revenue:
       $2,125M        College of New Jersey Series "C" 5 3/8% 7/1/2016                             $2,287,031
        5,000M        Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                            5,256,250
        1,495M        Richard Stockton College 5% 7/1/2025                                          1,564,144
        1,800M        Rowan University Series "C" 5% 7/1/2022                                       1,892,250
        1,210M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      University Plaza Proj. Series "A" 5 5/8% 7/1/2013                             1,305,288
        1,000M     University of Medicine & Dentistry of New Jersey Series "A"
                      5 3/8% 12/1/2016                                                              1,076,250
                   University of Puerto Rico:
        1,715M        5 3/4% 6/1/2017                                                               1,841,481
        1,500M        5 3/4% 6/1/2018                                                               1,610,625
--------------------------------------------------------------------------------------------------------------
                                                                                                   16,833,319
--------------------------------------------------------------------------------------------------------------
                   General Obligations--10.4%
        1,750M     Atlantic City Board of Education 6.1% 12/1/2015                                  2,040,938
        1,500M     Jersey City Series "B" 5% 9/1/2019                                               1,573,125
        1,000M     Monroe Twp. Middlesex Cnty. Board of Education
                      4 3/4% 4/1/2036 (when-issued)                                                 1,008,750
        1,100M     Washington Township Board of Education 5% 3/1/2029                               1,148,125
        1,000M     West Deptford 5 1/2% 9/1/2010*                                                   1,072,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,843,438
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.3%
                   New Jersey State Health Care Facs. Fing. Authority:
        1,745M        General Hospital Center at Passaic 6% 7/1/2014                                1,967,487
        1,000M        Meridian Health System Oblig. Group 5 5/8% 7/1/2014                           1,065,000
        1,000M        Riverview Medical Center 6 1/4%  7/1/2011                                     1,118,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,151,237
--------------------------------------------------------------------------------------------------------------
                   Housing--2.2%
        1,375M     New Jersey State Hsg. & Mtge. Fing. Agency Regency
                      Park Project 6.05% 11/1/2017                                                  1,450,625
--------------------------------------------------------------------------------------------------------------
                   Transportation--16.3%
        1,000M     Burlington County Bridge Commission 5 1/4% 8/15/2021                             1,062,500
        1,000M     Delaware River & Bay Authority 5 1/2% 1/1/2010*                                  1,072,500
        1,000M     Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                           1,067,500
          550M     New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                       6% 5/1/2009*                                                                   586,437
        1,000M     New Jersey State Hwy. Auth. (Garden State Parkway)
                       6.2% 1/1/2010                                                                1,065,000
        2,440M     New Jersey State Turnpike Auth. Rev.
                       5% 1/1/2035                                                                  2,513,200
        1,000M     Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                       5 1/4% 1/1/2020                                                              1,071,250
        2,100M     Port Authority of New York & New Jersey 125th Series
                       5% 10/15/2018                                                                2,218,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   10,656,512
--------------------------------------------------------------------------------------------------------------
                   Utilities--10.6%
        1,250M     Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                               1,310,938
                   Passaic Valley Sewer Commission:
        1,250M        Series "E" 5 5/8% 12/1/2018                                                   1,340,625
        1,000M        Series "F" 5% 12/1/2020                                                       1,048,750
                   Puerto Rico Electric Power Authority:
        1,000M        Series "HH" 5 1/4% 7/1/2029                                                   1,065,000
        2,000M        Series "II" 5 3/8% 7/1/2017                                                   2,167,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,932,813
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--27.4%
        2,900M     Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                      7.4% 7/1/2016                                                                 3,534,375
        2,000M     Cape May County Bridge Commission 5% 6/1/2032                                    2,080,000
        1,665M     Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                       2,120,794
                   Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
        2,000M        5 1/4% 6/1/2021                                                               2,125,000
        1,000M        5% 1/1/2025                                                                   1,050,000
        1,000M     Essex County Impt. Auth. Lease Rev.
                      (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                   1,063,750
        1,000M     Hudson County Impt. Auth. Lease Rev.
                      (County Services Bldg. Project) 5% 4/1/2035                                   1,040,000
        2,500M     New Jersey Economic Dev. Auth.
                      (Liberty State Park Project) 5% 3/1/2027                                      2,612,500
        1,000M     Passaic County Impt. Auth. Lease Rev.
                      (Preakness Healthcare Ctr. Proj.) 5% 5/1/2030                                 1,042,500
        1,155M     Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                             1,243,068
--------------------------------------------------------------------------------------------------------------
                                                                                                   17,911,987
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $61,724,387)                                     98.9%        64,779,931
Other Assets, Less Liabilities                                                         1.1            704,207
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%       $65,484,138
==============================================================================================================
                                                                    Expiration    Notional         Unrealized
Interest Rate Swap                                                        Date      Amount       Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                 1/3/2016      $3,300  M         $48,623
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $61,724,387. Accumulated net unrealized appreciation on investments was $3,055,544, consisting of $3,064,028 gross unrealized appreciation and $8,484 gross unrealized depreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NORTH CAROLINA FUND
March 31, 2006

-------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.5%
                   Certificates of Participation--20.2%
         $400M     Carteret County 5 5/8% 6/1/2020                                                   $428,000
                   Harnett County:
          500M        5 1/2% 12/1/2014                                                                539,375
          500M        5 1/8% 12/1/2023                                                                532,500
        1,255M     Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                   1,350,694
        1,110M     North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                     1,191,862
          250M     Pitt County 5 1/4% 4/1/2015                                                        265,937
          150M     Randolph County 5 1/2% 6/1/2009*                                                   159,563
        1,000M     University North Carolina Wilmington 5% 6/1/2031                                 1,036,250
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,504,181
-------------------------------------------------------------------------------------------------------------
                   Education--16.2%
                   Appalachian State University:
        1,000M        5% 7/15/2025                                                                  1,050,000
          300M        Housing & Student Ctr. 5.6% 7/15/2010*                                          324,750
        1,000M        Series "A" 5 1/8% 5/1/2019                                                    1,063,750
          330M     Iredell County Public Facs. School Projs. 6% 6/1/2010*                             362,175
          500M     North Carolina Capital Facs. Fin. Agy. (Meredith College)
                      5 1/8% 6/1/2014                                                                 526,250
        1,000M     University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                         1,080,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,406,925
-------------------------------------------------------------------------------------------------------------
                   General Obligations--4.4%
          500M     Brunswick County 5 3/4% 5/1/2010*                                                  545,625
          400M     Johnston County 5% 6/1/2018                                                        422,000
          220M     Laurinburg Sanitation Swr. 5.3% 6/1/2012                                           224,644
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,192,269
-------------------------------------------------------------------------------------------------------------
                   Health Care--1.6%
          400M     North Carolina Medical Care Community Hosp. Rev.
                      Northeast Med. Ctr. 5 3/8% 11/1/2016                                            426,500
-------------------------------------------------------------------------------------------------------------
                   Transportation--9.0%
        1,000M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                1,066,250
                   Piedmont Triad Airport Authority Revenue:
          800M        5 1/2% 7/1/2009*                                                                852,000
          500M        5 1/4% 7/1/2016                                                                 531,875
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,450,125
-------------------------------------------------------------------------------------------------------------
                   Utilities--43.7%
        1,000M     Asheville Water Sys. Rev. 5% 8/1/2025                                            1,050,000
          600M     Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                           652,500
        1,080M     Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                            1,159,650
          250M     Charlotte Storm Water Fee Rev. 5.65% 6/1/2010*                                     270,938
          250M     Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                             270,625
          250M     Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                        263,125
                   Greenville Combined Enterprise Sys. Revenue:
          250M        5 1/2% 9/1/2017                                                                 264,375
          250M        5 1/2% 9/1/2018                                                                 264,375
        1,000M     High Point Enterprise Sys. Rev. 5% 11/1/2024                                     1,052,500
          250M     Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                         255,000
          200M     North Carolina Eastern Municipal Pwr. Agy. Rev. 5.6% 1/1/2010                      206,760
        1,000M     North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018          1,067,500
          650M     Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                               695,500
        1,140M     Shelby Enterprise Sys. Rev. 5% 5/1/2022                                          1,192,725
                   Union County Enterprise Sys. Revenue:
        1,110M        5% 6/1/2019                                                                   1,166,887
        1,000M        5% 6/1/2029                                                                   1,038,750
        1,000M     Wilmington Water & Sewer Sys. Rev. 5% 6/1/2025                                   1,053,750
-------------------------------------------------------------------------------------------------------------
                                                                                                   11,924,960
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--3.4%
          250M     Cumberland County Finance Corp. Installment Pmt. Rev.
                     (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                  265,313
          140M     Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010               143,814
          500M     Puerto Rico Convention Ctr. Hotel Occupancy Tax 5% 7/1/2027                        523,750
-------------------------------------------------------------------------------------------------------------
                                                                                                      932,877
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,968,845)                                                  26,837,837
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
          400M     University North Carolina Hosp. Chapel Hill Rev.
                   Adjustable Rate Note 3.15%** (cost $400,000)                                       400,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,368,845)                                   99.9%    27,237,837
Other Assets, Less Liabilities                                                              .1         15,132
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $27,252,969
=============================================================================================================
                                                                    Expiration     Notional        Unrealized
Interest Rate Swaps                                                       Date       Amount      Appreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.                     6/5/2011       $1,300  M        $12,138
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                 1/3/2016        1,300  M         19,154
-------------------------------------------------------------------------------------------------------------
                                                                                     $2,600  M        $31,292
=============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$26,368,845.  Accumulated net unrealized appreciation on investments was $868,992 consisting of $876,090 gross unrealized appreciation and $7,098 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OHIO FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.8%
                   Education--14.0%
       $1,200M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020          $1,290,000
        1,000M     Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                         1,048,750
        1,000M     University Akron Gen. Receipts 6% 1/1/2010*                                      1,090,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,428,750
--------------------------------------------------------------------------------------------------------------
                   General Obligations--71.7%
        1,000M     Adams County Valley Local School District 7% 12/1/2015                           1,168,750
        1,000M     Akron-Summit County Public Library 5% 12/1/2018                                  1,047,500
          800M     Avon Local School District 6 1/2% 12/1/2015                                        949,000
        1,000M     Beaver Creek Local School District 6.6% 12/1/2015                                1,170,000
          500M     Brecksville-Broadview Heights City School District
                     6 1/2% 12/1/2016                                                                 519,150
        1,095M     Central Solid Waste Auth. 5% 12/1/2022                                           1,149,750
        1,000M     Cleveland Municipal School District 5 1/4% 12/1/2023                             1,073,750
        1,000M     Dublin City School Dist. Fac. Construction & Improvement
                     5% 12/1/2021                                                                   1,050,000
        1,135M     Eaton City School District 5 3/8% 12/1/2018                                      1,235,731
        1,445M     Fairfield County 5% 12/1/2025                                                    1,500,994
          250M     Gallipolis City School District 4 1/2% 12/1/2033 (when-issued)                     245,000
          700M     Garfield Heights 6.3% 12/1/2014                                                    710,003
          655M     Jefferson County Jail Construction 5 3/4% 12/1/2019                                759,800
        1,000M     Licking County Joint Voc. School District 5% 12/1/2020                           1,046,250
        1,300M     Lorain 5 1/2% 12/1/2018                                                          1,415,375
        1,000M     Oakwood City School District 5% 12/1/2020                                        1,051,250
          180M     Shaker Heights City School District 7.1% 12/15/2010                                194,175
          500M     Wyoming City School District 5% 12/1/2022                                          528,750
          750M     Youngstown 6% 12/1/2031                                                            823,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   17,638,353
--------------------------------------------------------------------------------------------------------------
                   Health Care--2.1%
          500M     Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                     5 1/2% 9/1/2011                                                                  521,875
--------------------------------------------------------------------------------------------------------------
                   Utilities--2.2%
          500M     Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                     535,625
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--8.8%
        1,000M     Hamilton County Sales Tax 5 3/4% 12/1/2013                                       1,086,250
        1,000M     New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                    1,085,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,171,250
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,109,568)                                        98.8%     24,295,853
Other Assets, Less Liabilities                                                            1.2         296,603
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $24,592,456
==============================================================================================================
                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                  1/3/2016        $1,200  M      $17,681
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was
$23,109,568.  Accumulated net unrealized appreciation on investments was $1,186,285, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OREGON FUND
March 31, 2006

    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.1%
                   Certificates of Participation--13.2%
                   Oregon State Dept. of Administrative Services:
         $500M        5.65% 5/1/2007*                                                                $515,750
          500M        5 1/4% 5/1/2017                                                                 535,000
        1,000M        5% 5/1/2021                                                                   1,055,000
        1,020M        5% 5/1/2022                                                                   1,068,450
        1,000M        5% 11/1/2030                                                                  1,042,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,216,700
--------------------------------------------------------------------------------------------------------------
                   Education--14.6%
          200M     Chemeketa Community College District 6.4% 7/1/2009                                 200,332
        1,250M     Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                1,334,375
                   Oregon State Facs. Authority Rev.:
        1,000M        College in Student Housing Proj. 5% 7/1/2035                                  1,033,750
                      Willamette Univ. Proj.:
        1,000M          5 1/8% 10/1/2025                                                            1,065,000
        1,000M          5% 10/1/2035                                                                1,042,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,675,957
--------------------------------------------------------------------------------------------------------------
                   General Obligations--48.1%
        1,000M     Benton and Linn Counties School District #509J (Corvallis)
                      5% 6/1/2020                                                                   1,048,750
        1,000M     Columbia Gorge Community College 5% 6/15/2023                                    1,053,750
        1,055M     Gresham 5 3/8% 6/1/2017                                                          1,139,400
          635M     Jefferson County School District #509J 5 1/4% 6/15/2019                            678,656
          245M     La Grande 5 5/8% 6/1/2011                                                          245,811
                   Linn County School District:
          250M        #9 (Lebanon) 6 1/8% 6/15/2010*                                                  273,125
          435M        #55, 5 1/2% 6/15/2011*                                                          471,431
        1,000M     Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035                            1,021,250
          760M     Polk Marion & Benton Counties School District #13J
                      5 5/8% 6/15/2010*                                                               816,050
        1,470M     Rogue Community College District 5% 6/15/2024                                    1,539,825
                   Southwestern Community College District:
          600M        6.05% 6/1/2010*                                                                 654,750
        1,000M        5% 6/1/2030                                                                   1,043,750
          250M     Tillamook County 5.6% 1/15/2007*                                                   253,883
        1,280M     Treasure Valley Community College 5% 6/1/2035                                    1,332,155
          400M     Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                   435,000
          520M     Wasco County School District #12, 5 1/2% 6/15/2018                                 586,300
          600M     Washington and Clackamas Counties School District #23 (Tigard)
                      5 1/4% 6/1/2016                                                                 658,500
        2,035M     Washington County 5% 6/1/2024                                                    2,152,012
--------------------------------------------------------------------------------------------------------------
                                                                                                   15,404,398
--------------------------------------------------------------------------------------------------------------
                   Transportation--1.7%
          500M     Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*                          548,125
--------------------------------------------------------------------------------------------------------------
                   Utilities--14.4%
          440M     Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2020                 467,500
          600M     Eugene Water Utility System 5.8% 8/1/2010*                                         649,500
          250M     Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                         252,165
          300M     Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                              320,250
                   Puerto Rico Electric Power Authority:
          750M        5 1/8% 7/1/2026                                                                 793,125
          500M        5 1/4% 7/1/2029                                                                 532,500
          250M     Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                          250,808
        1,000M     Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                               1,072,500
          250M     Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                              277,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,615,848
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--7.1%
          500M     Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                      534,375
                   Portland Urban Renewal & Redevelopment:
          405M        Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                   432,338
          700M        South Parks Blocks Series "A" 5 3/4% 6/15/2017                                  758,625
          525M     Puerto Rico Convention Ctr. Hotel Occupancy Tax 5% 7/1/2027                        549,938
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,275,276
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,899,072)                                        99.1%     31,736,304
Other Assets, Less Liabilities                                                             .9         305,084
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $32,041,388
==============================================================================================================
                                                                    Expiration       Notional      Unrealized
Interest Rate Swaps                                                       Date         Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.5755% with JPMorgan Chase Bank, N.A.                     6/5/2011         $1,500  M      $14,005
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                 1/3/2016          3,000  M       44,203
--------------------------------------------------------------------------------------------------------------
                                                                                       $4,500  M      $58,208
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $30,899,072. Accumulated net unrealized appreciation on investments was $837,232, consisting of $868,307 gross unrealized appreciation and $31,075 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-PENNSYLVANIA FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--95.6%
                   Education--12.4%
       $1,000M     Pennsylvania State Higher Educ. Assistance Agy.
                      6 1/8% 12/15/2010*                                                           $1,102,500
                   Pennsylvania State Higher Educ. Facs. Authority:
        1,410M        5 1/2% 6/15/2014                                                              1,501,650
        1,000M        5% 8/1/2035                                                                   1,036,250
                   State Public School Bldg. Auth. Revenue:
        1,000M        Colonial 5% 5/15/2026                                                         1,042,500
        1,000M        Northampton Cnty. Area Series "A" 5% 3/1/2020                                 1,053,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    5,736,650
--------------------------------------------------------------------------------------------------------------
                   General Obligations--30.2%
        1,000M     Bristol Boro School District 5 1/4% 3/1/2031                                     1,066,250
        1,000M     Chambersburg School District 5% 3/1/2024                                         1,041,250
          750M     Chestnut Ridge School District 5 1/4% 3/1/2026                                     790,312
        1,000M     Ephrata Area School District 5% 3/1/2022                                         1,053,750
        1,190M     Jim Thorpe School District 5% 3/15/2027                                          1,239,088
        1,065M     Mifflin County 5 1/2% 9/1/2020                                                   1,134,225
        1,365M     Owen J. Roberts School District 5 1/2% 8/15/2016
                   Pennsbury School District:                                                       1,484,438
        1,000M        5 1/2% 1/15/2017                                                              1,083,750
        1,085M        5% 8/1/2025                                                                   1,135,181
          385M     Philadelphia 6% 11/15/2014                                                         389,450
        1,180M     Philadelphia School District 6% 3/1/2010*                                        1,277,350
        1,085M     Pittsburgh 5 1/2% 9/1/2014                                                       1,170,444
        1,000M     West Mifflin Area School District 5% 10/1/2022                                   1,053,750
--------------------------------------------------------------------------------------------------------------
                                                                                                   13,919,238
--------------------------------------------------------------------------------------------------------------
                   Health Care--10.4%
                   Allegheny County Hospital Development Authority
                   Health Center-University of Pittsburgh:
        1,000M        5.6% 4/1/2013                                                                 1,037,470
        1,000M        5.65% 4/1/2014                                                                1,037,950
        1,000M     Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                      5.7% 10/1/2014                                                                1,115,000
          510M     Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth Sys.)
                      5 1/2% 5/15/2013                                                                525,300
        1,000M     Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                      5.7% 11/15/2011 +                                                             1,062,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    4,778,220
--------------------------------------------------------------------------------------------------------------
                   Transportation--7.0%
        1,620M     Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                           1,717,200
        1,375M     Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022                     1,485,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,202,200
--------------------------------------------------------------------------------------------------------------
                   Utilities--21.7%
        1,325M     Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                            1,422,719
        1,000M     Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2025              1,045,000
        1,000M     Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                       1,083,750
        1,250M     Lehigh Cnty. Indl. Dev. Auth. Pollution Ctl. Rev. 4 3/4% 2/15/2027               1,254,687
        1,000M     New Castle Sanitation Auth. Swr. 5% 6/1/2024                                     1,033,750
        2,750M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                              3,128,125
        1,000M     Saxonburg Area Auth. Sewer & Water Rev. 5% 3/1/2030                              1,026,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,994,281
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--13.9%
                   Philadelphia Auth. Indl. Dev. Lease Revenue:
        1,000M        5 1/2% 10/1/2014                                                              1,077,500
        1,000M        5 1/2% 10/1/2016                                                              1,071,250
        1,000M     Philadelphia Housing Auth. Rev. Bonds Series "A" 5 1/2% 12/1/2019                1,097,500
                   Philadelphia Redev. Neighborhood Transformation Series "A":
        1,000M        5 1/2% 4/15/2016                                                              1,083,750
        1,000M        5 1/2% 4/15/2019                                                              1,082,500
        1,000M     Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014           1,011,230
--------------------------------------------------------------------------------------------------------------
                                                                                                    6,423,730
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $42,154,536)                                                  44,054,319
--------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.2%
          100M     South Fork Muni. Auth. Hosp. Rev. Adjustable
                      Rate Note 3.15%** (cost $100,000)                                               100,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $42,254,536)                                  95.8%     44,154,319
Other Assets, Less Liabilities                                                            4.2       1,929,608
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $46,083,927
==============================================================================================================
                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.674% with Citibank, N.A.                                 1/31/2013        $2,300  M      $24,479
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $42,254,536. Accumulated net unrealized appreciation on investments was $1,899,783, consisting of $1,930,329 gross unrealized appreciation and $30,546 gross unrealized depreciation.

+ Payments of principal and interest are being made by Municipal Bond
  Investors Assurance Insurance Corporation, the providers of credit support.


Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-VIRGINIA FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------
    Principal
       Amount      Security                                                                             Value
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.5%
                   Education--3.1%
       $1,000M     Virginia College Building Auth. Educ. Facs. Rev. 5 1/4%  2/1/2017               $1,067,500
--------------------------------------------------------------------------------------------------------------
                   General Obligations--28.6%
        1,000M     Hampton 5 3/4% 2/1/2010*                                                         1,091,250
        1,065M     Harrisonburg Public Safety & Steam Plant Series "A"
                      5% 7/15/2020                                                                  1,124,906
        1,275M     Leesburg Public Utility 4.75% 7/1/2023                                           1,314,844
        1,000M     Lunenburg County Series "B" 5 1/4% 2/1/2029                                      1,062,500
                   Norfolk:
        1,730M        5% 7/1/2020                                                                   1,812,175
        1,100M        5% 7/1/2021                                                                   1,152,250
        1,000M     Richmond 5 1/2% 1/15/2017                                                        1,078,750
        1,000M     Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                 1,086,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,722,925
--------------------------------------------------------------------------------------------------------------
                   Health Care--6.6%
                   Roanoke Industrial Development Authority:
        1,000M        Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                               1,078,750
        1,000M        Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                  1,165,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    2,243,750
--------------------------------------------------------------------------------------------------------------
                   Transportation--9.4%
                   Metropolitan Washington DC Airport Auth. System:
          930M        Series "B" 5.1% 10/1/2021                                                       976,500
          500M        Series "B" 5 1/8% 10/1/2022                                                     523,750
        1,585M     Norfolk Airport Auth. 5 3/8% 7/1/2015                                            1,695,950
--------------------------------------------------------------------------------------------------------------
                                                                                                    3,196,200
--------------------------------------------------------------------------------------------------------------
                   Utilities--27.1%
        1,025M     Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                       1,158,250
        1,000M     Norfolk Water Rev. 5 7/8% 11/1/2015                                              1,021,540
          500M     Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                        532,500
                   Puerto Rico Electric Power Authority:
        1,000M        5 3/8%  7/1/2017                                                              1,083,750
        1,000M        Series "II" 5 1/4%  7/1/2022                                                  1,070,000
        1,150M     Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                    1,214,688
        1,000M     Spotsylvania County Water & Sewer Rev. 5% 6/1/2026                               1,051,250
        1,000M     Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                      1,055,000
        1,000M     Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                   1,045,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    9,231,978
--------------------------------------------------------------------------------------------------------------
                   Other Revenue--23.7%
        1,000M     Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                      5 3/8% 11/1/2010*                                                             1,077,500
          500M     Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                      5 5/8% 11/1/2015                                                                540,625
        1,000M     Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                     1,063,750
        1,000M     Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*                      1,107,500
        1,000M     Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                                1,041,250
                   Southwest Regional Jail Authority Revenue:
        1,000M        5 1/8% 9/1/2021                                                               1,058,750
        1,020M        5 1/8% 9/1/2022                                                               1,077,375
        1,010M     Virginia State Res. Auth. Infrastructure Rev. Series "B"
                      5 1/2% 5/1/2018                                                               1,078,175
--------------------------------------------------------------------------------------------------------------
                                                                                                    8,044,925
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,951,271)                                        98.5%     33,507,278
Other Assets, Less Liabilities                                                            1.5         509,332
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $34,016,610
==============================================================================================================
                                                                     Expiration      Notional      Unrealized
Interest Rate Swap                                                         Date        Amount    Appreciation
--------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.796% with Citibank, N.A.                                  1/3/2016        $3,200 M       $47,149
==============================================================================================================

At March 31, 2006, the cost of municipal investments for federal income tax purposes was $31,951,271. Accumulated net unrealized appreciation on investments was $1,556,007, consisting of $1,560,010 gross unrealized appreciation and $4,003 gross unrealized depreciation.


      FOOTNOTES

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at March 31, 2006.

 *** Inverse floating rate security (see Note 2). The interest rates are reset weekly by the issuer and are the rates in effect at March 31, 2006.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

      Summary of Abbreviations:
        AMBAC  American Municipal Bond Assurance Corporation
        CO     Corporate Obligor
        COP    Certificate of Participation
        FGIC   Financial Guaranty Insurance Company
        FSA    Financial Security Assurance
        GO     General Obligation
        LOC    Letter of Credit
        MBIA   Municipal Bond Investors Assurance Insurance Corporation
        VR     Variable Rate Securities


1. Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

2. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swaps") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of March 31, 2006, are presented following each Fund's Portfolio of Investments.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors Insured Tax Exempt Fund II
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 26, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 26, 2006